UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601- 0575

(Address of principal executive offices) (Zip code)

E.G. Purcell III, President

Sterling Capital Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Select Equity Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.9%)
	Consumer Discretionary (9.1%)
171,200	Comcast Corp., Class A	$4,059,152
57,600	Kohl’s Corp.	2,842,560
140,329	Lowe’s Cos., Inc.	3,561,550
68,100	Target Corp.	3,488,082
112,700	Walt Disney Co. (The)	4,226,250

		18,177,594

	Consumer Staples (9.8%)
37,700	Coca-Cola Co. (The)	2,637,869
24,140	CVS Caremark Corp.	984,429
45,900	Kellogg Co.	2,321,163
42,200	Kraft Foods, Inc., Class A	1,576,592
72,900	PepsiCo, Inc.	4,836,915
46,900	Procter & Gamble Co. (The)	3,128,699
69,000	Sysco Corp.	2,023,770
35,000	Wal-Mart Stores, Inc.	2,091,600

		19,601,037

	Energy (13.1%)
69,930	Baker Hughes, Inc.	3,401,395
85,500	Cenovus Energy, Inc.	2,838,600
34,800	Chevron Corp.	3,702,720
25,100	ConocoPhillips	1,829,037
84,300	Exxon Mobil Corp.	7,145,268
60,000	Schlumberger, Ltd.	4,098,600
110,000	Suncor Energy, Inc.	3,171,300

		26,186,920

	Financials (12.4%)
18,249	American Express Co.	860,805
49,550	Berkshire Hathaway, Inc., Class B(a)	3,780,665
141,200	JPMorgan Chase & Co.	4,694,900
97,100	MetLife, Inc.	3,027,578
33,650	T. Rowe Price Group, Inc.	1,916,367
51,500	Travelers Cos., Inc. (The)	3,047,255
155,400	Wells Fargo & Co.	4,282,824
175,500	Weyerhaeuser Co., REIT	3,276,585

		24,886,979

	Health Care (14.7%)
35,000	Amgen, Inc.	2,247,350
89,000	Express Scripts, Inc.(a)	3,977,410
41,600	Johnson & Johnson	2,728,128
89,000	Medtronic, Inc.	3,404,250
119,400	Merck & Co., Inc.	4,501,380
124,550	Pfizer, Inc.	2,695,262
120,840	St. Jude Medical, Inc.	4,144,812
69,000	Stryker Corp.	3,429,990
47,400	UnitedHealth Group, Inc.	2,402,232

		29,530,814

	Industrials (9.3%)
39,000	FedEx Corp.	3,256,890
359,000	General Electric Co.	6,429,690
69,000	Honeywell International, Inc.	3,750,150

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
9,420	Union Pacific Corp.	$997,955
166,500	Xylem, Inc.	4,277,385

		18,712,070

	Information Technology (21.4%)
19,570	Apple, Inc.(a)	7,925,850
190,100	Cisco Systems, Inc.	3,437,008
143,000	EMC Corp.(a)	3,080,220
6,180	Google, Inc., Class A(a)	3,991,662
81,000	Intel Corp.	1,964,250
16,800	International Business Machines Corp.	3,089,184
258,000	Microsoft Corp.	6,697,680
96,300	Oracle Corp.	2,470,095
53,300	QUALCOMM, Inc.	2,915,510
122,300	TE Connectivity, Ltd.	3,768,063
126,000	Texas Instruments, Inc.	3,667,860

		43,007,382

	Materials (4.0%)
66,690	Alcoa, Inc.	576,869
51,900	Barrick Gold Corp.	2,348,475
74,400	E.I. du Pont de Nemours & Co.	3,406,032
43,550	Freeport-McMoRan Copper & Gold, Inc.	1,602,205

		7,933,581

	Telecommunication Services (2.1%)
138,950	AT&T, Inc.	4,201,848

	Total Common Stocks (Cost $168,825,308)	192,238,225

EXCHANGE TRADED FUNDS (1.4%)
90,600	Financial Select Sector SPDR Fund	1,177,800
44,000	Utilities Select Sector SPDR Fund	1,583,120

	Total Exchange Traded Funds (Cost $2,586,987)	2,760,920

INVESTMENT COMPANY (2.0%)
4,011,475	Federated Treasury Obligations Fund, Institutional Shares	4,011,475

	Total Investment Company (Cost $4,011,475)	4,011,475

Total Investments — 99.3% (Cost $175,423,770)		199,010,620
Net Other Assets (Liabilities) — 0.7%		1,418,749

NET ASSETS — 100.0%		$200,429,369

(a)	Represents non-income producing security.

REIT - Real Estate Investment Trust

SPDR - Standard and Poors Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.2%)
	Consumer Discretionary (19.1%)
775,612	Chico’s FAS, Inc.	$8,640,318
286,125	eBay, Inc.(a)	8,678,171
169,989	International Speedway Corp., Class A	4,309,221
1,337,342	Interpublic Group of Cos., Inc. (The)	13,012,338
283,270	Omnicom Group, Inc.	12,628,177
220,126	Universal Technical Institute, Inc.(a)	2,813,210
333,083	Viacom, Inc., Class B	15,125,299

		65,206,734

	Energy (3.6%)
525,118	EXCO Resources, Inc.	5,487,483
252,226	Forest Oil Corp.(a)	3,417,662
225,575	Rex Energy Corp.(a)	3,329,487

		12,234,632

	Financial Services (37.0%)
279,897	Annaly Capital Management, Inc., REIT	4,467,156
475,092	Aspen Insurance Holdings, Ltd.	12,589,938
145,428	Assurant, Inc.	5,971,274
351,403	Assured Guaranty, Ltd.	4,617,435
919,800	E*Trade Financial Corp.(a)	7,321,608
348,785	Endurance Specialty Holdings, Ltd.	13,341,026
29,775	Enstar Group, Ltd.(a)	2,923,905
331,372	Fair Isaac Corp.	11,876,372
282,400	Fidelity National Information Services, Inc.	7,509,016
308,500	Lender Processing Services, Inc.	4,649,095
602,150	Leucadia National Corp.	13,692,891
336,700	Lincoln National Corp.	6,538,714
389,520	MI Developments, Inc.	12,456,850
159,286	StanCorp Financial Group, Inc.	5,853,762
328,584	Willis Group Holdings PLC	12,749,059

		126,558,101

	Health Care (15.3%)
119,100	Becton Dickinson & Co.	8,899,152
175,013	Covidien PLC	7,877,335
209,900	Life Technologies Corp.(a)	8,167,209
349,800	Omnicare, Inc.	12,050,610
140,642	WellPoint, Inc.	9,317,533

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care — (continued)
110,522	Zimmer Holdings, Inc.(a)	$5,904,085

		52,215,924

	Producer Durables (9.8%)
164,295	General Dynamics Corp.	10,910,831
324,419	Lexmark International, Inc., Class A	10,728,536
1,474,267	Xerox Corp.	11,735,165

		33,374,532

	Technology (12.4%)
685,549	CA, Inc.	13,858,373
119,148	Computer Sciences Corp.	2,823,808
246,275	DST Systems, Inc.	11,210,438
776,896	EarthLink, Inc.	5,003,210
358,500	Netscout Systems, Inc.(a)	6,309,600
273,600	SAIC, Inc.(a)	3,362,544

		42,567,973

	Total Common Stocks (Cost $297,620,417)	332,157,896

INVESTMENT COMPANY (2.5%)
8,432,739	Federated Treasury Obligations Fund, Institutional Shares	8,432,739

	Total Investment Company (Cost $8,432,739)	8,432,739

Total Investments — 99.7% (Cost $306,053,156)		340,590,635
Net Other Assets (Liabilities) — 0.3%		962,175

NET ASSETS — 100.0%		$341,552,810

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Small Value Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.5%)
	Consumer Discretionary (16.0%)
129,558	Cambium Learning Group, Inc.(a)	$391,265
82,700	Chico’s FAS, Inc.	921,278
169,099	Entercom Communications Corp., Class A(a)	1,039,959
43,665	Harman International Industries, Inc.	1,661,017
63,496	Kirkland’s, Inc.(a)	844,497
113,300	Meredith Corp.	3,699,245
144,998	Regis Corp.	2,399,717
38,817	Signet Jewelers, Ltd.	1,706,395

		12,663,373

	Energy (2.7%)
60,900	Forest Oil Corp.(a)	825,195
116,785	Resolute Energy Corp.(a)	1,261,278

		2,086,473

	Financial Services (34.1%)
47,100	AMERISAFE, Inc.(a)	1,095,075
65,052	Aspen Insurance Holdings, Ltd.	1,723,878
117,842	Assured Guaranty, Ltd.	1,548,444
252,070	Bank Mutual Corp.	801,583
71,770	Brookline Bancorp, Inc.	605,739
75,896	Campus Crest Communities, Inc., REIT	763,514
195,500	E*Trade Financial Corp.(a)	1,556,180
53,781	Endurance Specialty Holdings, Ltd.	2,057,123
63,500	Fair Isaac Corp.	2,275,840
191,600	First American Financial Corp.	2,427,572
10,138	First Citizens BancShares, Inc., Class A	1,774,049
47,563	Horace Mann Educators Corp.	652,089
162,900	Investment Technology Group, Inc.(a)	1,760,949
79,100	Lender Processing Services, Inc.	1,192,037
36,200	MI Developments, Inc.	1,157,676
71,635	Parkway Properties, Inc., REIT	706,321
856,900	Popular, Inc.(a)	1,191,091
45,523	StanCorp Financial Group, Inc.	1,672,970
111,170	Washington Federal, Inc.	1,555,268
67,846	Westfield Financial, Inc.	499,346

		27,016,744

	Health Care (6.8%)
36,619	Coventry Health Care, Inc.(a)	1,112,119
54,100	Lincare Holdings, Inc.	1,390,911
20,800	Teleflex, Inc.	1,274,832
81,700	VCA Antech, Inc.(a)	1,613,575

		5,391,437

	Materials & Processing (4.5%)
24,500	Cabot Microelectronics Corp.(a)	1,157,625
295,800	Ferro Corp.(a)	1,446,462
25,042	Mueller Industries, Inc.	962,114

		3,566,201

	Producer Durables (20.0%)
84,836	Covanta Holding Corp.	1,161,405
265,700	EnergySolutions, Inc.(a)	821,013

Shares		Fair Value
COMMON STOCKS — (continued)
	Producer Durables — (continued)
42,000	FTI Consulting, Inc.(a)	$1,781,640
57,600	Granite Construction, Inc.	1,366,272
83,500	Harsco Corp.	1,718,430
33,800	Itron, Inc.(a)	1,209,026
64,100	Lexmark International, Inc., Class A	2,119,787
128,800	PHH Corp.(a)	1,378,160
92,860	SYKES Enterprises, Inc.(a)	1,454,188
65,600	TeleTech Holdings, Inc.(a)	1,062,720
129,518	UTi Worldwide, Inc.	1,721,294

		15,793,935

	Technology (13.3%)
50,414	Black Box Corp.	1,413,608
130,198	Compuware Corp.(a)	1,083,247
69,117	DST Systems, Inc.	3,146,206
386,971	EarthLink, Inc.	2,492,093
270,089	Lionbridge Technologies, Inc.(a)	618,504
178,863	Orbotech, Ltd.(a)	1,785,053

		10,538,711

	Utilities (2.1%)
46,883	Lumos Networks Corp.	719,185
46,883	NTELOS Holdings Corp.	955,475

		1,674,660

	Total Common Stocks (Cost $82,159,849)	78,731,534

RIGHTS (0.0%)
79,600	Voyager Learning Co., Contingent Rights(b)	0

	Total Rights (Cost $0)	0

INVESTMENT COMPANY (0.2%)
168,430	Federated Treasury Obligations Fund, Institutional Shares	168,430

	Total Investment Company (Cost $168,430)	168,430

Total Investments — 99.7% (Cost $82,328,279)		78,899,964
Net Other Assets (Liabilities) — 0.3%		274,741

NET ASSETS — 100.0%		$79,174,705

(a)	Represents non-income producing security.
(b)	Security was fair valued under methods approved by the Board.

REIT	— Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital International Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.6%)
	Australia (1.6%)
33,273	Asciano, Ltd.	$153,142
22,305	Newcrest Mining, Ltd.	675,280
57,488	Sydney Airport	156,404

		984,826

	Belgium (0.4%)
3,731	Anheuser-Busch InBev NV	228,428

	Canada (6.5%)
20,167	Barrick Gold Corp.	913,577
9,353	Cenovus Energy, Inc.	310,588
6,210	Goldcorp, Inc.	275,587
34,177	Ivanhoe Mines, Ltd.(a)	606,883
6,167	Kinross Gold Corp.	70,402
1,766	Pan American Silver Corp.	38,622
20,221	Potash Corp. of Saskatchewan, Inc.	835,834
35,875	Suncor Energy, Inc.	1,034,609

		4,086,102

	China (7.3%)
13,000	Anhui Conch Cement Co., Ltd., H Shares	38,582
6,677	Baidu, Inc., ADR(a)	777,670
259,000	Belle International Holdings, Ltd.	451,531
73,564	China Merchants Holdings International Co., Ltd.	213,590
62,000	China National Building Material Co., Ltd., H Shares	70,409
178,000	China Petroleum & Chemical Corp., H Shares	187,245
144,000	China Resources Enterprise, Ltd.	494,116
21,500	China Shenhua Energy Co., Ltd., H Shares	93,291
179,000	CNOOC, Ltd.	312,984
13,670	Ctrip.Com International, Ltd., ADR(a)	319,878
256,000	Dongfeng Motor Group Co., Ltd., H Shares	439,049
91,000	Golden Eagle Retail Group, Ltd.	192,390
152,500	Intime Department Store Group Co., Ltd.	156,101
102,000	Lenovo Group, Ltd.	68,030
258,000	PetroChina, Co., Ltd., H Shares	321,229
158,000	Wumart Stores, Inc., H Shares	329,972
27,000	Zhuzhou CSR Times Electric Co., Ltd., H Shares	59,169
60,600	Zoomlion Heavy Industry Science & Technology Development Co., Ltd., H Shares	65,230

		4,590,466

	Czech Republic (0.3%)
1,216	Komercni Banka AS	204,958

	Denmark (1.8%)
9,888	Novo Nordisk AS, Class B	1,136,294

	Finland (0.2%)
6,170	Fortum OYJ	131,681

	France (11.2%)
2,079	Air Liquide SA	257,208
3,984	BNP Paribas SA	156,493
6,448	CFAO SA	218,438
11,006	Cie Generale d’Optique Essilor International SA	777,037
11,167	Danone	701,975
5,501	Eutelsat Communications SA	214,658
10,989	GDF Suez	300,379

Shares		Fair Value
COMMON STOCKS — (continued)
	France — (continued)
2,045	IIiad SA	$252,366
82,827	L’Occitane International SA	166,366
6,412	LVMH Moet Hennessy Louis Vuitton SA	907,879
2,315	PPR	331,528
4,607	Safran SA	138,362
8,715	Sanofi	640,104
12,754	Schneider Electric SA	671,498
8,604	SES SA	206,512
2,548	Societe Generale	56,738
2,270	Technip SA	213,353
14,855	Total SA	759,429
2,243	Vinci SA	98,005

		7,068,328

	Germany (10.2%)
1,457	Adidas AG	94,776
3,068	Allianz SE	293,478
6,124	BASF SE	427,130
3,995	Bayer AG	255,424
2,815	Bayerische Motoren Werke AG	188,577
2,500	Brenntag AG	232,803
2,201	Continental AG(a)	137,005
4,385	Daimler AG	192,505
9,972	Deutsche Bank AG	379,895
10,942	Deutsche Post AG	168,240
19,159	Deutsche Telekom AG	219,821
15,052	E.ON AG	324,748
19,589	Fraport AG Frankfurt Airport Services Worldwide	963,414
8,337	Fresenius SE & Co. KGaA	771,279
456	Henkel AG & Co. KGaA	22,073
3,079	Henkel AG & Co. KGaA, Preference Shares	177,691
4,076	RWE AG	143,226
6,348	SAP AG	335,619
5,582	Siemens AG	534,179
3,537	Volkswagen AG, Preference Shares	529,875

		6,391,758

	Hong Kong (2.3%)
39,500	China Mobile, Ltd.	386,018
131,000	Hang Lung Properties, Ltd.	372,763
146,000	Li & Fung, Ltd.	270,322
92,000	Sands China, Ltd.(a)	260,011
72,000	Wynn Macau, Ltd.	180,774

		1,469,888

	India (0.2%)
51,714	Mundra Port & Special Economic Zone, Ltd.(a)	116,905

	Ireland (1.2%)
10,771	CRH PLC	214,109
72,111	Dragon Oil PLC	512,623

		726,732

	Israel (0.6%)
9,470	Teva Pharmaceutical Industries, Ltd., ADR	382,209

	Italy (1.2%)
17,492	ENI SpA	362,450
38,031	Intesa Sanpaolo SpA	63,693

Continued

Sterling Capital International Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Italy — (continued)
8,035	Saipem SpA	$341,616

		767,759

	Japan (10.8%)
1,900	Aisin Seiki Co., Ltd.	54,159
7,786	Canon, Inc.	344,943
900	Daikin Industries, Ltd.	24,649
4,125	FANUC Corp.	631,317
18,806	Honda Motor Co., Ltd.	573,684
70,000	Isuzu Motors, Ltd.	323,763
27,000	Itochu Corp.	274,315
38	KDDI Corp.	244,381
27,900	Komatsu, Ltd.	652,100
12,700	Mitsubishi Corp.	256,574
25,000	Mitsubishi Electric Corp.	239,704
4,800	Mitsui & Co., Ltd.	74,647
49,500	Nissan Motor Co., Ltd.	445,031
1,400	Nitto Denko Corp.	50,092
2,250	SMC Corp.	363,064
10,700	Softbank Corp.	315,147
19,800	Suzuki Motor Corp.	409,531
19,554	Toyota Motor Corp.	651,631
17,060	Unicharm Corp.	841,142

		6,769,874

	Korea (South) (1.8%)
2,792	Celltrion, Inc.(a)	87,977
1,019	Hyundai Motor Co.(a)	188,409
740	POSCO	244,097
683	Samsung Electronics Co., Ltd.	627,269

		1,147,752

	Netherlands (2.1%)
3,358	ASML Holding NV	141,139
67,614	ING Groep NV, CVA(a)	486,551
13,730	Reed Elsevier NV	160,055
16,084	Unilever NV, CVA	553,099

		1,340,844

	Norway (0.3%)
7,847	Statoil ASA	201,395

	Russia (1.3%)
365,211	Sberbank of Russia	821,725

	Singapore (0.5%)
136,000	Genting Singapore PLC(a)	158,329
20,000	Singapore Press Holdings, Ltd.	56,898
51,000	Singapore Telecommunications, Ltd.	121,499

		336,726

	Spain (0.4%)
11,509	Banco Bilbao Vizcaya Argentaria SA	99,502
23,947	Banco Santander SA	181,931

		281,433

	Sweden (1.2%)
13,890	Atlas Copco AB, Class A	298,708
6,048	Elekta AB, Class B	262,324
8,347	Sandvik AB	102,426
9,914	TeliaSonera AB	67,375

		730,833

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland (9.2%)
16,290	ABB, Ltd.	$306,619
2,842	Cie Financiere Richemont SA, Class A	143,749
4,765	Dufry AG(a)	438,555
371	Flughafen Zuerich AG	128,762
19,732	Nestle SA	1,134,385
17,161	Novartis AG	981,098
4,682	Roche Holding AG	793,542
1,226	Swatch Group AG (The)	458,787
7,425	Swiss Re AG(a)	378,404
2,253	Syngenta AG(a)	659,614
13,944	UBS AG(a)	165,968
984	Zurich Financial Services AG(a)	222,613

		5,812,096

	Taiwan (0.9%)
19,000	Chunghwa Telecom Co., Ltd.	62,750
193,000	Taiwan Semiconductor Manufacturing Co., Ltd.	483,153

		545,903

	United Kingdom (22.1%)
16,370	AMEC PLC	230,708
34,325	ARM Holdings PLC	315,573
9,014	AstraZeneca PLC	416,459
56,356	Barclays PLC	154,079
59,160	BG Group PLC	1,264,656
36,838	BHP Billiton PLC	1,074,098
93,400	BP PLC	667,951
9,850	British American Tobacco PLC	467,398
12,024	Burberry Group PLC	221,277
27,949	Centrica PLC	125,569
40,234	Compass Group PLC	381,771
23,117	Diageo PLC	504,939
24,400	GlaxoSmithKline PLC	557,594
32,156	Hikma Pharmaceuticals PLC	309,615
123,510	HSBC Holdings PLC	941,881
11,744	Imperial Tobacco Group PLC	444,102
16,943	National Grid PLC	164,452
5,197	Pearson PLC	97,658
22,994	Premier Oil PLC(a)	129,625
8,091	Reckitt Benckiser Group PLC	399,574
6,414	Rio Tinto PLC	311,277
40,454	Rolls-Royce Holdings PLC(a)	468,985
2,899,449	Rolls-Royce Holdings PLC, Class C(a)(b)(c)	4,503
46,693	Royal Dutch Shell PLC, Class A	1,719,304
14,720	Smith & Nephew PLC	142,989
37,280	Tesco PLC	233,579
514,969	Vodafone Group PLC	1,430,736
35,414	WPP PLC	371,508
22,898	Xstrata PLC	347,780

		13,899,640

	Total Common Stocks (Cost $58,632,045)	60,174,555

Continued

Sterling Capital International Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (3.2%)
	United States (3.2%)
1,988,269	Federated Treasury Obligations Fund, Institutional Shares	$1,988,269

	Total Investment Company (Cost $1,988,269)	1,988,269

Total Investments — 98.8% (Cost $60,620,314)		62,162,824
Net Other Assets (Liabilities) — 1.2%		741,875

NET ASSETS — 100.0%		$62,904,699

(a)	Represents non-income producing security.
(b)	Security was fair valued under methods approved by the Board.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors.The Investment Advisor, using Board approved procedures, has deemed these securities to be illiquid. As of December 31, 2011, these securities represent 0.007% of net assets.

ADR — American Depository Receipt

CVA — Share Certificate

Sector (unaudited)	Percentage of net assets
Consumer Discretionary	16.8%
Consumer Staples	10.4%
Energy	13.8%
Financials	7.9%
Health Care	11.9%
Industrials	11.8%
Information Technology	4.9%
Materials	11.3%
Telecommunication Services	4.9%
Utilities	1.9%
Cash Equivalents	3.2%

98.8%

Forward Foreign Currency Exchange Contracts	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollars	Fair Value	Unrealized Appreciation/ (Depreciation)
Short
Euro vs. U.S. Dollar	Credit Suisse First Boston	01/23/2012	(1,438,790)	$(1,873,881)	$(1,862,457)	$11,424
Swiss Franc vs. U.S. Dollar	Goldman Sachs Co.	01/23/2012	(609,187)	(647,190)	(648,833)	(1,643)
Swiss Franc vs. U.S. Dollar	UBS Securities	01/23/2012	(626,843)	(667,423)	(667,638)	(215)

Total Short Contracts				$(3,188,494)	$(3,178,928)	$9,566

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (94.1%)
	Consumer Discretionary (12.8%)
1,305,000	Comcast Corp., Class A	$30,941,550
2,539,000	Ford Motor Co.(a)	27,319,640
422,000	Yum! Brands, Inc.(b)	24,902,220

		83,163,410

	Consumer Staples (5.2%)
1,575,383	Dole Food Co., Inc.(a)	13,627,063
259,000	Energizer Holdings, Inc.(a)(b)	20,067,320

		33,694,383

	Energy (11.7%)
287,000	Apache Corp.	25,996,460
188,000	EOG Resources, Inc.	18,519,880
644,000	Halliburton Co.(b)	22,224,440
295,000	Southwestern Energy Co.(a)	9,422,300

		76,163,080

	Financials (6.1%)
1,376,000	Charles Schwab Corp. (The)	15,493,760
99,000	CME Group, Inc.	24,123,330

		39,617,090

	Health Care (21.4%)
731,000	Gilead Sciences, Inc.(a)	29,919,830
194,000	McKesson Corp.	15,114,540
847,000	Merck & Co., Inc.	31,931,900
698,000	Teva Pharmaceutical Industries, Ltd., ADR	28,171,280
70,000	Thermo Fisher Scientific, Inc.(a)	3,147,900
610,000	UnitedHealth Group, Inc.(b)	30,914,800

		139,200,250

	Industrials (2.8%)
218,000	FedEx Corp.(b)	18,205,180

	Information Technology (30.7%)
2,347,000	Activision Blizzard, Inc.	28,915,040

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
988,000	Adobe Systems, Inc.(a)	$27,930,760
170,000	Akamai Technologies, Inc.(a)(b)	5,487,600
767,000	Broadcom Corp., Class A(a)	22,519,120
1,439,000	Cisco Systems, Inc.	26,017,120
1,460,000	Dell, Inc.(a)	21,359,800
859,000	eBay, Inc.(a)(b)	26,053,470
539,000	Harris Corp.	19,425,560
410,000	Intuit, Inc.	21,561,900

		199,270,370

	Materials (3.4%)
1,498,000	Yamana Gold, Inc.(b)	22,005,620

	Total Common Stocks (Cost $540,988,985)	611,319,383

INVESTMENT COMPANY (6.4%)
41,363,921	Federated Treasury Obligations Fund, Institutional Shares	41,363,921

	Total Investment Company (Cost $41,363,921)	41,363,921

Total Investments — 100.5% (Cost $582,352,906)		652,683,304
Net Other Assets (Liabilities) — (0.5)%		(3,176,568)

NET ASSETS — 100.0%		$649,506,736

(a)	Represents non-income producing security.
(b)	Security held as collateral for written call option.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
COMMON STOCKS (86.0%)
	Consumer Discretionary (12.0%)
319,000	McDonald’s Corp.(a)	$32,005,270
491,000	Omnicom Group, Inc.	21,888,780
941,000	Pearson PLC, ADR	17,756,670
610,000	Target Corp.	31,244,200

		102,894,920

	Consumer Staples (11.3%)
774,000	Archer-Daniels-Midland Co.	22,136,400
194,000	Diageo PLC, ADR	16,959,480
499,000	PepsiCo, Inc.	33,108,650
315,200	Philip Morris International, Inc.(a)	24,736,896

		96,941,426

	Energy (17.8%)
284,000	Chevron Corp.	30,217,600
404,000	ConocoPhillips	29,439,480
522,000	Kinder Morgan Management LLC(b)	40,987,440
1,037,762	Natural Resource Partners LP	28,133,728
205,000	Royal Dutch Shell PLC, ADR	15,582,050
275,000	Teekay LNG Partners LP	9,121,750

		153,482,048

	Financials (6.1%)
110,100	BlackRock, Inc.	19,624,224
551,000	Travelers Cos., Inc. (The)	32,602,670

		52,226,894

	Health Care (13.5%)
576,000	Abbott Laboratories	32,388,480
656,000	Baxter International, Inc.	32,458,880
480,000	Novartis AG, ADR	27,441,600
1,112,000	Pfizer, Inc.	24,063,680

		116,352,640

	Industrials (8.6%)
644,000	Emerson Electric Co.	30,003,960
344,800	Illinois Tool Works, Inc.	16,105,608

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
110,000	Lockheed Martin Corp.(a)	$8,899,000
579,000	Waste Management, Inc.	18,939,090

		73,947,658

	Information Technology (13.0%)
1,039,000	Intel Corp.(a)	25,195,750
1,050,000	Microsoft Corp.	27,258,000
544,000	Paychex, Inc.	16,379,840
1,711,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	22,089,010
727,000	Texas Instruments, Inc.(a)	21,162,970

		112,085,570

	Telecommunication Services (3.7%)
833,000	Rogers Communications, Inc., Class B	32,078,830

	Total Common Stocks (Cost $616,833,599)	740,009,986

INVESTMENT COMPANY (13.5%)
116,448,802	Federated Treasury Obligations Fund, Institutional Shares	116,448,802

	Total Investment Company (Cost $116,448,802)	116,448,802

Total Investments — 99.5% (Cost $733,282,401)		856,458,788
Net Other Assets (Liabilities) — 0.5%		4,229,494

NET ASSETS — 100.0%		$860,688,282

(a)	Security held as collateral for written call option.
(b)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (11.4%)
$ 287,315	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	$282,872
510,630	Countrywide Home Loans Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	524,183
640,328	Freddie Mac, Series 3640, Class JA, 1.500%, 3/15/15(a)	642,779
460,736	Freddie Mac, Series 2636, Class B, 5.500%, 7/15/17(a)	475,884
460,000	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	501,938
844,944	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22(a)	884,667
461,052	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23(a)	475,745
335,138	Ginnie Mae, Series 2004-5, Class VB, 6.000%, 5/20/23	340,052
1,359,229	Ginnie Mae, Series 2010-34, Class AD, 2.500%, 10/20/32	1,389,995
158,104	Ginnie Mae, Series 2005-58, Class NJ, 4.500%, 8/20/35	159,489
434,136	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	453,783
358,779	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	368,064

	Total Collateralized Mortgage Obligations (Cost $6,491,793)	6,499,451

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.2%)
610,139	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.544%, 6/10/39(b)	656,935
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(b)	638,852
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.162%, 11/10/42(b)	326,978
500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.185%, 11/10/42(b)	492,969
420,000	Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4, 4.680%, 8/13/39(b)	436,739
500,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.405%, 12/11/40(b)	550,388
540,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	580,860
155,000	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	165,713
120,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	121,845

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 650,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	$695,730
115,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.014%, 2/15/38(b)	123,812
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	585,459
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42	621,049
230,100	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(b)	245,108
600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.150%, 4/15/30(b)	644,122
414,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	432,538
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(b)	494,033
616,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	670,472
650,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.215%, 1/15/41(b)	696,161
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	629,592

	Total Commercial Mortgage-Backed Securities (Cost $9,823,334)	9,809,355

CORPORATE BONDS (56.0%)
	Consumer Discretionary (3.1%)
250,000	DIRECTV Holdings, LLC, 3.550%, 3/15/15	260,218
240,000	Home Depot, Inc. (The), 5.250%, 12/16/13	260,617
330,000	Macy’s Retail Holdings, Inc., 5.750%, 7/15/14	351,023
230,000	Nordstrom, Inc., 6.750%, 6/1/14	257,907
250,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	263,750
330,000	Viacom, Inc., 4.375%, 9/15/14	353,512

		1,747,027

	Consumer Staples (2.5%)
375,000	Altria Group, Inc., 8.500%, 11/10/13	423,355
405,000	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	436,656
300,000	Brown-Forman Corp., 5.000%, 2/1/14	323,285
245,000	Pepsico, Inc., 0.800%, 8/25/14	244,795

		1,428,091

	Energy (5.9%)
360,000	Apache Corp., 5.250%, 4/15/13	380,884
410,000	BP Capital Markets PLC, 5.250%, 11/7/13	439,751
190,000	Canadian Natural Resources, Ltd., 1.450%, 11/14/14	191,107
1,179,000	Energy Transfer Partners LP, 8.500%, 4/15/14	1,321,875
320,000	Enterprise Products Operating, LLC, Series G, 5.600%, 10/15/14	350,613
295,000	Pacific Gas & Electric Co., 4.800%, 3/1/14	316,821

Continued

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$ 330,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	$351,355

		3,352,406

	Financials (33.8%)
665,000	Abbey National Treasury Services PLC, 2.875%, 4/25/14	619,948
1,000,000	ABN AMRO Bank NV, 3.000%, 1/31/14(c)	992,797
255,000	Aflac, Inc., 3.450%, 8/15/15	263,156
675,000	American Express Bank FSB, BKNT, 5.500%, 4/16/13	705,546
440,000	American Honda Finance Corp., 1.850%, 9/19/14(c)	442,061
350,000	Australia & New Zealand Banking Group, Ltd., 2.400%, 1/11/13(c)	351,132
775,000	Bank of America Corp., 5.125%, 11/15/14	771,550
355,000	Barclays Bank PLC, 2.500%, 1/23/13	353,486
295,000	BHP Billiton Finance USA, Ltd., 1.125%, 11/21/14	295,692
440,000	Brandywine Operating Partnership LP, REIT, 5.750%, 4/1/12	442,804
600,000	Caterpillar Financial Services Corp., Series MTN, 1.375%, 5/20/14	607,511
1,000,000	Citigroup, Inc., 5.000%, 9/15/14	989,708
1,000,000	Colonial Realty LP, 6.150%, 4/15/13	1,023,975
425,000	Credit Suisse AG, Series MTN, 5.000%, 5/15/13	435,968
340,000	ERP Operating LP, REIT, 5.500%, 10/1/12	348,634
415,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13	440,038
1,000,000	General Electric Capital Corp., 4.800%, 5/1/13	1,046,882
685,000	Goldman Sachs Group, Inc. (The), 5.250%, 10/15/13	698,929
450,000	HCP, Inc., REIT, 2.700%, 2/1/14	449,346
425,000	HSBC Finance Corp., 4.750%, 7/15/13	433,986
425,000	Jackson National Life Global Funding, 5.375%, 5/8/13(c)	444,785
1,000,000	Jefferies Group, Inc., 5.875%, 6/8/14	990,000
285,000	John Deere Capital Corp., Series MTN, 1.250%, 12/2/14	288,089
1,000,000	JPMorgan Chase & Co., 5.125%, 9/15/14	1,054,301
650,000	Metropolitan Life Global Funding I, 5.125%, 6/10/14(c)	699,873
695,000	Morgan Stanley, 5.300%, 3/1/13	703,507
260,000	PNC Funding Corp., 3.000%, 5/19/14	270,295
585,000	Prudential Financial, Inc., MTN, 2.750%, 1/14/13	590,040
495,000	Simon Property Group LP, REIT, 5.300%, 5/30/13	518,570
500,000	UBS AG, BKNT, 2.250%, 8/12/13	495,543
335,000	US Bancorp, Series MTN, 3.150%, 3/4/15	350,141
280,000	USAA Capital Corp., 1.050%, 9/30/14(c)	279,156
560,000	Wachovia Corp., Series MTN, 5.500%, 5/1/13	590,855
285,000	WCI Finance, LLC, 5.400%, 10/1/12(c)	292,004

		19,280,308

	Health Care (2.9%)
175,000	Gilead Sciences, Inc., 2.400%, 12/1/14	178,151
420,000	Stryker Corp., 3.000%, 1/15/15	442,587
240,000	Teva Pharmaceutical Finance IV, LLC, 1.700%, 11/10/14	241,855
455,000	UnitedHealth Group, Inc., 5.500%, 11/15/12	472,551

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Health Care — (continued)
$ 310,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	$309,716

		1,644,860

	Industrials (2.2%)
265,000	Corrections Corp. of America, 6.250%, 3/15/13	265,000
245,000	Roper Industries, Inc., 6.625%, 8/15/13	262,409
705,000	Sealed Air Corp., 7.875%, 6/15/17	743,610

		1,271,019

	Materials (2.2%)
245,000	Alcoa, Inc., 6.000%, 7/15/13	260,652
255,000	ArcelorMittal, 5.375%, 6/1/13	261,043
310,000	Dow Chemical Co. (The), 7.600%, 5/15/14	350,554
300,000	Rio Tinto Finance USA, Ltd., 8.950%, 5/1/14	350,854

		1,223,103

	Telecommunication Services (3.4%)
325,000	America Movil SAB de CV, 5.500%, 3/1/14	349,891
335,000	AT&T, Inc., 4.950%, 1/15/13	349,143
180,000	Qwest Communications International, Inc.,
	Series B, 7.500%, 2/15/14	180,679
750,000	Telecom Italia Capital SA, 5.250%, 11/15/13	720,438
330,000	Verizon Global Funding Corp., 4.375%, 6/1/13	345,767

		1,945,918

	Total Corporate Bonds (Cost $32,223,291)	31,892,732

MORTGAGE-BACKED SECURITIES (0.4%)
	Fannie Mae(a) (0.4%)
42,972	6.500%, 8/1/13, Pool #251901	44,526
159,456	6.500%, 4/1/16, Pool #253706	174,674

		219,200

	Freddie Mac(a) (0.0%)
19,323	6.500%, 5/1/13, Pool #E00548	20,022

	Total Mortgage-Backed Securities (Cost $222,282)	239,222

MUNICIPAL BONDS (10.6%)
	California (1.9%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project, Refunding Revenue, Series B, 5.370%, 5/1/15	1,094,740

	Illinois (1.8%)
1,000,000	Illinois State, Build America Bonds, G.O., 4.200%, 7/1/14	1,039,020

	Nebraska (1.3%)
690,000	Nebraska Public Power District General Revenue, Taxable, Series B, 4.850%, 1/1/14	739,549

	New York (1.9%)
1,000,000	New York State Urban Development Corporate, Revenue, Taxable, State Personal Income Tax, Series B, 2.626%, 12/15/14	1,041,380

Continued

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina (1.9%)
$1,000,000	Brunswick County, NC, Build America Bonds, Recovery Revenue, Series Z, 3.300%, 4/1/15	$1,063,810

	Virginia (1.8%)
310,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.000%, 3/1/13	321,972
215,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	229,362
430,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	471,701

		1,023,035

	Total Municipal Bonds (Cost $5,758,776)	6,001,534

Shares
PREFERRED STOCKS (1.9%)
	Financials (1.9%)
9,993	Duke Realty Corp., REIT, 8.375%	262,316
20,939	Fifth Third Capital Trust VI, 7.250%	530,175
11,166	Vornado Realty LP, REIT, 7.875%	306,842

	Total Preferred Stocks (Cost $1,102,500)	1,099,333

Shares		Fair Value
INVESTMENT COMPANY (2.2%)
1,257,537	Federated Treasury Obligations Fund, Institutional Shares	$1,257,537

	Total Investment Company (Cost $1,257,537)	1,257,537

Total Investments — 99.7% (Cost $56,879,513)		56,799,164
Net Other Assets (Liabilities) — 0.3%		181,305

NET ASSETS — 100.0%		$56,980,469

(a)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the final maturity date.

(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

BKNT — Bank Note

G.O. — General Obligation

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (5.4%)
$2,590,167	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25(a)	$2,705,769
2,000,000	Freddie Mac, Series K701, Class A2, 3.882%, 11/25/17(a)(b)	2,184,993
3,436,296	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29(a)	3,625,940
818,917	Ginnie Mae, Series 1999-17, Class F, 0.583%, 5/16/29(b)	820,886

	Total Collateralized Mortgage Obligations (Cost $9,098,410)	9,337,588

CORPORATE BONDS (5.7%)
	Financials (5.7%)
1,570,000	Aflac, Inc., 8.500%, 5/15/19	1,924,114
1,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,022,110
2,000,000	MBNA Corp., 5.000%, 6/15/15	1,932,408
2,000,000	Metropolitan Life Global Funding I, 2.000%, 1/10/14(c)	2,011,804
3,000,000	Morgan Stanley, GMTN, 5.750%, 8/31/12	3,038,508

	Total Corporate Bonds (Cost $9,966,065)	9,928,944

MORTGAGE-BACKED SECURITIES (18.9%)
	Fannie Mae(a) (11.9%)
1,641,998	5.000%, 1/1/18, Pool #650205	1,773,508
1,534,351	4.500%, 3/1/18, Pool #555292	1,642,912
1,976,667	3.584%, 9/1/20, Pool #FN0000	2,114,201
849,112	5.500%, 1/1/33, Pool #678321	928,216
1,368,543	5.000%, 7/1/33, Pool #724965	1,485,563
687,890	5.000%, 8/1/33, Pool #724365	746,174
164,288	5.000%, 8/1/33, Pool #738751	178,223
467,645	5.000%, 10/1/33, Pool #753298	507,497
2,006,226	6.500%, 11/1/34, Pool #783476	2,234,191
3,983,010	5.500%, 9/1/35, Pool #835787	4,349,090
1,050,501	6.000%, 7/1/37, Pool #938378	1,157,229
3,193,784	5.500%, 8/1/37, Pool #946238	3,474,683

		20,591,487

	Freddie Mac(a) (4.5%)
1,978,876	4.500%, 2/1/18, Pool #E94445	2,110,250
4,579,538	3.500%, 12/1/25, Pool #G14007	4,824,720
828,799	6.000%, 8/1/37, Pool #P51312	903,548

		7,838,518

	Ginnie Mae (2.5%)
554,436	6.500%, 12/20/38, Pool #4311	615,060
569,134	6.500%, 1/20/39, Pool #4338	631,365
1,153,319	5.000%, 11/20/38, Pool #4283	1,246,341
1,745,196	5.500%, 8/20/39, Pool #4514	1,911,262

		4,404,028

	Total Mortgage-Backed Securities (Cost $30,427,629)	32,834,033

MUNICIPAL BONDS (7.3%)
	Florida (2.8%)
2,000,000	Florida, Refunding G.O., Series A, 5.000%, 6/1/18	2,453,080

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Florida — (continued)
$ 2,000,000	Palm Beach County, FL, Solid Waste Authority Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/22	$2,394,300

		4,847,380

	Minnesota (0.7%)
1,000,000	Robbinsdale, MN, Independent School District No. 281, Refunding G.O., Series B (School District Credit Program Insured), 5.000%, 2/1/18	1,214,130

	New York (1.2%)
1,950,000	New York, Build America Bonds, G.O., 4.090%, 3/1/18	2,086,071

	North Carolina (1.2%)
1,855,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, Callable 4/1/20 @ 100, 5.050%, 4/1/22	2,023,323

	Virginia (1.4%)
2,000,000	Virginia College Building Authority, Public Higher Education Financing Revenue, Series A, 5.000%, 9/1/20	2,510,260

	Total Municipal Bonds (Cost $12,035,560)	12,681,164

U.S. GOVERNMENT AGENCIES (38.0%)
	Fannie Mae(a) (8.7%)
2,000,000	0.400%, 2/1/13, Series 1(b)	2,002,376
3,000,000	4.050%, 2/22/13	3,128,895
5,000,000	1.000%, 7/27/21, STEP	5,012,300
5,000,000	3.000%, 7/27/26, Series 1, STEP	5,006,650

		15,150,221

	Federal Farm Credit Bank (16.5%)
10,000,000	4.670%, 2/27/18	11,781,400
13,800,000	5.050%, 12/21/21	16,932,172

		28,713,572

	Federal Home Loan Bank (1.1%)
1,895,000	2.250%, 7/13/26, STEP	1,895,766

	Freddie Mac(a) (5.8%)
2,000,000	4.875%, 6/13/18	2,409,842
3,000,000	0.500%, 9/20/18, STEP	3,001,389
4,000,000	3.750%, 3/27/19	4,566,124

		9,977,355

	Private Export Funding Corp. (5.9%)
4,350,000	4.974%, 8/15/13	4,657,980
5,000,000	4.550%, 5/15/15	5,617,210

		10,275,190

	Total U.S. Government Agencies (Cost $60,797,327)	66,012,104

U.S. TREASURY NOTES (20.6%)
6,695,280	2.000%, 4/15/12(d)	6,724,572
3,213,900	0.625%, 4/15/13(d)	3,268,135
1,500,000	4.625%, 2/15/17	1,779,962
3,000,000	2.500%, 6/30/17	3,244,452

Continued

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES — (continued)
$ 4,000,000	3.500%, 2/15/18	$4,560,312
5,000,000	3.625%, 8/15/19	5,791,015
3,000,000	3.125%, 5/15/21	3,349,686
5,000,000	6.250%, 8/15/23	7,156,250

	Total U.S. Treasury Notes (Cost $33,813,276)	35,874,384

Shares
INVESTMENT COMPANY (3.7%)
6,460,127	Federated Treasury Obligations Fund, Institutional Shares	6,460,127

	Total Investment Company (Cost $6,460,127)	6,460,127

Total Investments — 99.6% (Cost $162,598,394)		173,128,344
Net Other Assets (Liabilities) — 0.4%		677,461

NET ASSETS — 100.0%		$173,805,805

(a)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the final maturity date.

(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Inflation protection security. Principal amount periodically adjusted for inflation.

G.O. — General Obligation

GMTN — Global Medium Term Note

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (2.7%)
$2,300,000	Capital One Multi-Asset Execution Trust, Series 2004-A1, Class A1, 0.488%, 12/15/16(a)	$2,294,861
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.318%, 7/15/14(a)(b)	2,153,268
1,282,022	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	1,244,869
650,000	MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2, 0.338%, 6/15/15(a)	649,713
4,100,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.338%, 10/15/15(a)	4,097,258
2,026,803	RAAC, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	2,076,516

	Total Asset Backed Securities (Cost $12,502,487)	12,516,485

COLLATERALIZED MORTGAGE OBLIGATIONS (9.8%)
1,753,345	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.181%, 4/25/35(a)	1,631,579
1,406,788	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,371,742
2,347,618	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	2,199,742
1,637,696	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,612,369
1,452,131	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	1,488,155
468,682	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	472,583
570,771	Countrywide Home Loans Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	585,920
1,410,750	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	1,425,227
3,875,015	Fannie Mae, Series 2011-31, Class DA, 3.500%, 11/25/28(c)	4,004,364
1,457,265	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33(c)	1,562,104
1,389,799	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33(c)	1,472,280
2,197,972	Fannie Mae, Series 2008-29, Class BG, 4.700%, 12/25/35(c)	2,331,091
967,243	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	1,002,410
982,437	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(c)	1,021,082
1,114,878	Freddie Mac, Series 3773, Class AL, 3.250%, 6/15/25(c)	1,160,756
1,584,095	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,762,606
2,917,877	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	3,225,200
1,305,514	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,316,545
379,751	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	401,771
1,709,454	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	1,701,714

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$1,825,925	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	$1,848,439
927,129	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.604%, 12/25/34(a)	794,830
2,444,510	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.518%, 6/25/34(a)	2,095,933
1,861,721	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	1,945,972
1,330,541	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	1,320,078
2,080,703	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.622%, 1/25/35(a)	1,712,714
2,274,162	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.721%, 10/25/35(a)	1,951,540
1,155,987	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	1,185,904

	Total Collateralized Mortgage Obligations (Cost $44,542,022)	44,604,650

COMMERCIAL MORTGAGE-BACKED SECURITIES (9.7%)
1,164,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.185%, 11/10/42(a)	1,147,632
2,430,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)	2,663,975
743,754	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	760,765
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.225%, 7/15/44(a)	2,097,454
2,970,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	3,253,650
850,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4, 5.230%, 12/15/40(a)	934,091
1,620,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	1,644,906
700,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	749,248
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,745,736
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	3,190,539
2,214,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(d)	2,395,986
3,080,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	3,280,890
2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,724,028

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	$2,652,341
3,700,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	4,027,184
2,390,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.466%, 3/12/44(a)	2,445,240
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,049,706
2,565,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	2,691,506
2,807,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	2,836,895
716,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.269%, 12/15/44(a)	787,871

	Total Commercial Mortgage-Backed Securities (Cost $42,309,807)	44,079,643

CORPORATE BONDS (34.2%)
	Consumer Discretionary (3.0%)
1,270,000	CBS Corp., 8.875%, 5/15/19	1,631,178
3,100,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(b)	4,417,184
3,790,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12	3,815,988
1,207,000	NBCUniversal Media LLC, 5.950%, 4/1/41	1,418,725
1,013,000	Nordstrom, Inc., 6.250%, 1/15/18	1,198,092
1,039,000	Walt Disney Co. (The), 1.350%, 8/16/16	1,041,875

		13,523,042

	Consumer Staples (3.1%)
2,125,000	Altria Group, Inc., 9.950%, 11/10/38	3,232,087
779,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	1,070,392
1,000,000	Coca-Cola Co. (The), 3.150%, 11/15/20	1,049,503
1,052,000	CVS Caremark Corp., 6.125%, 9/15/39	1,280,161
914,000	J.M. Smucker Co. (The), 3.500%, 10/15/21	935,066
2,851,000	Lorillard Tobacco Co., 6.875%, 5/1/20	3,185,816
1,057,000	Procter & Gamble Co. (The), 1.450%, 8/15/16	1,069,393
1,833,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41	2,368,971

		14,191,389

	Energy (4.7%)
1,270,000	Apache Corp., 3.625%, 2/1/21.	1,366,836
1,445,000	Baker Hughes, Inc., 3.200%, 8/15/21(d)	1,493,025
1,655,000	BP Capital Markets PLC, 3.200%, 3/11/16	1,734,476
829,000	Encana Corp., 5.150%, 11/15/41	846,307
2,943,000	Energy Transfer Partners LP, 9.000%, 4/15/19	3,500,604
870,000	Halliburton Co., 4.500%, 11/15/41	892,355
876,000	Noble Energy, Inc., 4.150%, 12/15/21	906,216
2,688,000	NuStar Logistics LP, 7.650%, 4/15/18(b)	3,191,293
1,427,000	Occidental Petroleum Corp., 1.750%, 2/15/17	1,445,337
2,000,000	Plains All American Pipeline LP, 5.000%, 2/1/21	2,203,196
1,949,000	Schlumberger Investment SA, 3.300%, 9/14/21(d)	2,002,280

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$ 650,000	Shell International Finance BV, 6.375%, 12/15/38	$894,602
1,210,000	Statoil ASA, 3.150%, 1/23/22	1,244,427

		21,720,954

	Financials (13.5%)
586,000	Aflac, Inc., 8.500%, 5/15/19	718,172
907,000	American International Group, Inc., 4.875%, 9/15/16	858,303
1,318,000	Berkshire Hathaway, Inc., 2.200%, 8/15/16	1,356,708
3,016,000	Colonial Realty LP, 6.250%, 6/15/14.	3,136,854
2,827,000	Credit Suisse AG, 5.400%, 1/14/20	2,666,327
1,000,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13(b)	1,060,332
1,950,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(b)	2,096,250
2,960,000	General Electric Capital Corp., 2.950%, 5/9/16 .	3,044,310
1,835,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	2,198,389
1,671,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	1,845,467
1,461,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	1,425,264
1,780,000	Health Care REIT, Inc., 4.950%, 1/15/21(b)	1,702,107
2,100,000	ING Bank NV, 4.000%, 3/15/16(b)(d)	2,029,110
1,817,000	Jefferies Group, Inc., 8.500%, 7/15/19(b)	1,844,255
1,014,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16	1,022,751
5,029,000	JPMorgan Chase & Co., 4.350%, 8/15/21	5,078,822
959,000	KeyCorp, MTN, 5.100%, 3/24/21(b)	995,883
1,825,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)(d)	1,682,572
3,417,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	3,368,954
2,250,000	MetLife, Inc., 6.750%, 6/1/16	2,592,086
1,086,000	Morgan Stanley, 5.300%, 3/1/13	1,099,293
1,992,000	Morgan Stanley, 4.750%, 4/1/14	1,962,293
1,634,000	Morgan Stanley, MTN, 6.625%, 4/1/18(b)	1,613,482
665,000	PNC Funding Corp., 2.700%, 9/19/16.	676,953
987,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)(b)	1,130,115
2,230,000	Scottrade Financial Services, Inc., 6.125%, 7/11/21(d)	2,238,253
1,882,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	2,583,421
2,135,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18 .	2,062,224
1,153,000	SunTrust Banks, Inc., 3.500%, 1/20/17	1,158,945
1,404,000	Toronto-Dominion Bank (The), 2.375%, 10/19/16	1,428,696
1,272,000	U.S. Bank N.A., 3.778%, 4/29/20(a)	1,309,856
1,396,000	Ventas Realty LP, REIT, 4.750%, 6/1/21(b)	1,347,344
467,000	XLIT, Ltd., 5.750%, 10/1/21(e)	492,861
1,985,000	ZFS Finance USA Trust II, 6.450%, 12/15/65(a)(d)	1,806,350

		61,633,002

	Health Care (2.1%)
867,000	Cigna Corp., 5.375%, 2/15/42	862,016
1,190,000	DENTSPLY International, Inc., 2.750%, 8/15/16	1,201,420
390,000	Gilead Sciences, Inc., 5.650%, 12/1/41	431,794
1,726,000	Stryker Corp., 2.000%, 9/30/16	1,766,271

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Health Care — (continued)
$2,487,000	Teva Pharmaceutical Finance IV, LLC, 3.650%, 11/10/21	$2,529,615
1,390,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	1,417,067
1,133,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	1,191,288

		9,399,471

	Industrials (2.2%)
1,101,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	1,214,585
4,089,000	Corrections Corp. of America, 6.250%, 3/15/13(b)	4,089,000
1,210,000	Textron, Inc., 4.625%, 9/21/16.	1,240,144
2,210,000	Verisk Analytics, Inc., 5.800%, 5/1/21(b)	2,379,052
1,210,000	Waste Management, Inc., 2.600%, 9/1/16	1,228,181

		10,150,962

	Information Technology (0.6%)
1,462,000	Intel Corp., 4.800%, 10/1/41	1,638,474
855,000	Oracle Corp., 5.375%, 7/15/40	1,041,627

		2,680,101

	Materials (1.9%)
1,091,000	ArcelorMittal, 5.500%, 3/1/21	1,001,439
399,000	Bemis Co., Inc., 4.500%, 10/15/21(e)	422,685
573,000	Ecolab, Inc., 5.500%, 12/8/41	634,965
3,254,000	Sealed Air Corp., 6.875%, 7/15/33(d)	2,847,250
1,846,000	Vale Overseas, Ltd., 6.875%, 11/21/36	2,101,765
1,459,000	Xstrata Finance Canada, Ltd., 5.800%, 11/15/16(d)	1,591,592

		8,599,696

	Telecommunication Services (2.2%)
1,299,000	AT&T, Inc., 3.875%, 8/15/21	1,374,019
1,965,000	Crown Castle International Corp., 9.000%, 1/15/15	2,129,569
1,185,000	Qwest Communications International, Inc., Series B, 7.500%, 2/15/14	1,189,473
2,144,000	Telecom Italia Capital SA, 7.721%, 6/4/38	1,828,502
1,306,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(b)	1,226,749
2,095,000	Verizon Communications, Inc., 6.350%, 4/1/19	2,552,772

		10,301,084

	Utilities (0.9%)
1,619,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	2,062,582
471,000	PSEG Power LLC, 2.750%, 9/15/16	473,307
1,389,000	Southern Co., 1.950%, 9/1/16	1,402,108

		3,937,997

	Total Corporate Bonds (Cost $152,888,778)	156,137,698

MORTGAGE-BACKED SECURITIES (31.0%)
	Fannie Mae(c) (16.1%)
12,752	6.000%, 10/1/13, Pool #252061	13,768
76,220	5.000%, 8/1/20, Pool #832058	82,396
233,904	5.000%, 8/1/20, Pool #838787	252,857
39,505	5.000%, 5/1/22, Pool #256716	42,570
304,991	6.000%, 7/1/22, Pool #944967	329,335
686,136	5.000%, 5/1/23, Pool #976197	738,517
1,516,009	4.000%, 5/1/24, Pool #AA4622	1,599,348
197,022	5.000%, 10/1/24, Pool #AD0339	212,063
510,569	5.000%, 9/1/25, Pool #255892	556,299

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(c) — (continued)
$2,281,941	4.000%, 12/1/25, Pool #AH0973	$2,407,384
5,555,583	3.500%, 6/1/26, Pool #AB3171	5,814,878
1,082,885	5.500%, 2/1/27, Pool #256600	1,180,721
297,218	6.500%, 1/1/35, Pool #809198	335,681
1,690,472	5.500%, 3/1/35, Pool #787561	1,845,843
156,964	6.000%, 4/1/35, Pool #735503	174,972
127,605	7.000%, 6/1/35, Pool #255820	145,677
251,618	7.000%, 6/1/35, Pool #830686	287,253
1,089,081	5.500%, 10/1/35, Pool #817568	1,189,178
533,177	6.500%, 3/1/36, Pool #866062	598,843
342,465	6.500%, 7/1/36, Pool #885493	384,643
2,347,982	6.000%, 7/1/37, Pool #940807	2,587,999
5,894,146	5.500%, 8/1/37, Pool #995082	6,439,562
438,860	6.000%, 9/1/37, Pool #955005	483,722
4,614,725	6.000%, 12/1/37, Pool #960393	5,086,455
3,104,191	5.500%, 6/1/38, Pool #257231	3,382,707
1,550,426	4.790%, 7/1/38, Pool #981430(a)	1,660,685
4,803,519	4.500%, 1/1/40, Pool #AC8568	5,115,651
5,342,616	4.500%, 6/1/40, Pool #AD6432	5,689,778
3,534,155	5.000%, 6/1/40, Pool #AB1149	3,821,981
1,774,676	5.000%, 6/1/40, Pool #AD4927	1,919,209
1,712,091	5.000%, 6/1/40, Pool #AD8718	1,851,526
1,138,747	5.000%, 6/1/40, Pool #AD8842	1,230,776
1,885,826	4.000%, 12/1/40, Pool #AH0297	1,982,817
1,428,699	4.000%, 2/1/41, Pool #AH4874	1,502,626
3,226,950	4.000%, 3/1/41, Pool #AH8824	3,393,925
4,360,959	4.500%, 5/1/41, Pool #AI1023	4,644,334
4,173,000	4.500%, 1/15/42(e)	4,440,333

		73,426,312

	Freddie Mac(c) (9.8%)
540,945	5.000%, 5/1/20, Pool #B19275	583,087
671,551	5.500%, 10/1/21, Pool #G12425	727,435
456,311	5.000%, 12/1/21, Pool #J04025	491,147
784,745	5.000%, 7/1/25, Pool #C90908	853,929
1,383,795	5.500%, 7/1/35, Pool #A36540	1,506,439
419,433	6.000%, 7/1/35, Pool #A36304	463,160
767,913	5.000%, 3/1/36, Pool #G08115	826,253
243,892	6.500%, 5/1/36, Pool #A48509	274,578
240,175	5.000%, 7/1/36, Pool #G02291	258,496
329,010	6.000%, 8/1/37, Pool #A64067	361,871
3,746,224	6.000%, 8/1/37, Pool #A64401	4,127,417
1,091,529	6.000%, 8/1/37, Pool #A64981	1,200,550
873,942	5.500%, 1/1/38, Pool #A71523	949,487
791,142	5.500%, 3/1/38, Pool #G04044	859,530
5,123,633	5.500%, 10/1/38, Pool #G04814	5,566,528
870,262	5.000%, 2/1/39, Pool #G05253	936,106
661,081	4.500%, 10/1/39, Pool #A89346	701,115
8,244,251	5.500%, 1/1/40, Pool #G06021	8,956,897
5,385,829	5.000%, 6/1/40, Pool #C03479	5,792,481
1,961,000	3.789%, 7/1/40, Pool #1B4948(a)	2,063,245
4,368,888	5.000%, 7/1/40, Pool #A93070	4,698,756
2,508,796	4.000%, 9/1/40, Pool #A93643	2,635,083

		44,833,590

	Ginnie Mae (5.1%)
1,826,720	5.500%, 1/15/39, Pool #646685	2,051,920
6,533,819	4.500%, 3/15/39, Pool #697957	7,141,668
2,788,275	4.500%, 2/15/40, Pool #737031	3,041,573
1,316,277	5.000%, 2/15/40, Pool #737037	1,459,463
4,437,033	4.500%, 9/20/40, Pool #4801	4,852,173

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Ginnie Mae — (continued)
$ 2,718,000	5.000%, 1/15/42(e)	$3,010,610
1,762,000	5.500%, 1/15/42(e)	1,977,570

		23,534,977

	Total Mortgage-Backed Securities (Cost $137,855,234)	141,794,879

MUNICIPAL BONDS (6.9%)
	California (1.9%)
1,285,000	California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	1,589,584
1,880,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue, Senior Proposition A, First Tier, Callable 7/1/21 @ 100, 5.000%, 7/1/22	2,346,541
780,000	Los Angeles Harbor Department Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	799,789
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,133,233

		8,869,147

	Florida (0.6%)
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20(e)	2,545,375

	Maryland (0.3%)
1,085,000	Charles County, MD, Unrefunded Balance Refunding G.O., 5.000%, 3/1/15	1,233,580

	Massachusetts (0.5%)
1,880,000	Massachusetts, Refunding G.O., Series C (AMBAC), 5.500%, 12/1/24	2,466,504

	New Mexico (0.3%)
1,155,000	New Mexico, Public Improvements Revenue, Series A1, 5.000%, 7/1/15	1,324,820

	New York (1.7%)
1,735,000	New York City Municipal Water Finance Authority, Build America Bonds Taxable, Series EE, Refunding Notes, Callable 6/15/20 @ 100, 6.491%, 6/15/42	1,967,906
2,100,000	New York State Dormitory Authority, General Purpose, Series A, University & College Improvements Revenue, 5.000%, 3/15/21	2,618,175
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	3,245,651

		7,831,732

	North Carolina (0.5%)
1,000,000	Mecklenburg County, NC, Refunding G.O., Series C, 5.250%, 12/1/23	1,320,330
600,000	Mecklenburg County, NC, Refunding G.O., Series C, 5.250%, 12/1/24	790,152

		2,110,482

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Ohio (0.3%)
$ 1,340,000	Ohio State University (The), University & College Improvements Revenue, Series A, 5.000%, 12/1/15	$1,550,594

	Pennsylvania (0.3%)
1,100,000	Commonwealth of Pennsylvania, Refunding G.O., First Series, 5.000%, 7/1/18	1,353,462

	Texas (0.2%)
1,000,000	Williamson County, TX, Limited Tax, Refunding G.O., 4.000%, 2/15/16	1,125,810

	Washington (0.3%)
1,020,000	Washington, Motor Vehicle Fuel Tax Senior 520, G.O., 5.000%, 6/1/19	1,267,095

	Total Municipal Bonds (Cost $29,720,664)	31,678,601

U.S. TREASURY NOTES (3.7%)
2,584,000	2.125%, 8/15/21	2,650,215
10,926,000	4.500%, 8/15/39	14,451,339

	Total U.S. Treasury Notes (Cost $14,413,088)	17,101,554

Shares
PREFERRED STOCKS (1.0%)
	Financials (1.0%)
75,600	Citigroup Capital XIII, 7.875%	1,970,136
102,026	Fifth Third Capital Trust VI, 7.250%	2,583,298

	Total Preferred Stocks (Cost $4,524,092)	4,553,434

INVESTMENT COMPANY (4.1%)
18,657,906	Federated Treasury Obligations Fund, Institutional Shares	18,657,906

	Total Investment Company (Cost $18,657,906)	18,657,906

Total Investments — 103.1% (Cost $457,414,078)		471,124,850
Net Other Assets (Liabilities) — (3.1)%		(14,173,445)

NET ASSETS — 100.0%.		$456,951,405

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the final maturity date.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(d)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors.The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

(e)	Represents securities purchased on a when-issued basis. At December 31, 2011, total cost of investments purchased on a when-issued basis was $9,379,404.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN—Medium Term Note

N.A. — North America

REIT—Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.4%)
	Kentucky (96.4%)
$ 75,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	$84,686
160,000	Campbell & Kenton Counties, KY, Sanitation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	178,109
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	560,385
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	325,983
105,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvements Revenue (AGC), 4.375%, 9/1/17	119,387
300,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/15	338,196
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	617,460
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	112,120
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	583,800
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	354,030
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	547,109
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	581,425
670,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	761,542
500,000	Kentucky Economic Development Finance Authority, Catholic Health Revenue, Series B, 5.000%, 5/1/39(a)	553,715
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Revenue, Series A, 5.000%, 6/1/16	537,935
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	596,159
250,000	Kentucky Housing Corp. Refunding Revenue, Series B, 2.950%, 7/1/15	259,890

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (AGM), 5.000%, 9/1/20	$603,360
165,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	196,233
255,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	293,592
500,000	Kentucky Rural Water Finance Corp., Refunding & Improvements Revenue, Flexible Term Program, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	573,590
500,000	Kentucky State Property & Buildings Commission Revenues, Refunding Revenue, Project No. 101, 5.000%, 10/1/19	599,665
410,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	513,582
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	566,989
385,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	465,711
105,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	119,344
500,000	Kentucky Turnpike Authority, Revitalization Projects Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/25	552,645
500,000	Kentucky Turnpike Authority, Revitalization Projects Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	564,590
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	265,125
265,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	294,378
415,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	449,931
500,000	Lexington-Fayette Urban County, Kentucky Airport Board, General Airport Revenue, Refundable Bond, Series A, 5.000%, 7/1/19	602,900
400,000	Louisville & Jefferson County, KY, Metropolitan Government First Mortgage Christian Church Homes Revenue, Callable 1/30/12 @ 100, OID, 6.125%, 11/15/18	400,764
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	554,650
605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	673,577

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	$880,125
500,000	Louisville Kentucky Regional Airport Authority Refunding Revenue, Series B, 3.000%, 7/1/15	524,380
240,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 1/26/12 @ 100, OID, 4.300%, 10/1/18	240,701
790,000	Northern Kentucky University, University and College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC), OID, 4.250%, 9/1/21	863,509
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (Assured Guaranty), 5.250%, 9/15/21	631,664
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	643,289
610,000	Pike County, KY, School District Finance Corp. Pike County School Building Revenue, 3.000%, 11/1/20	649,284
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	766,291
270,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	315,322
300,000	Rowan County, KY, School District Finance Corp., Rowan County School Building Revenue, OID, 4.000%, 11/1/17	347,571
225,000	Somerset, KY, Water System Revenue, Series B, Callable 1/30/12 @ 100 (AGM), OID, 4.375%, 12/1/18	225,517
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	398,347

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	$418,361

	Total Municipal Bonds (Cost $20,618,156)	22,306,918

Shares
INVESTMENT COMPANY (2.6%)
617,136	Federated Tax-Free Obligations Fund, Institutional Class	617,136

	Total Investment Company (Cost $617,136)	617,136

Total Investments — 99.0% (Cost $21,235,292)		22,924,054
Net Other Assets (Liabilities) — 1.0%		220,597

NET ASSETS — 100.0%		$23,144,651

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.2%)
	Maryland (95.2%)
$ 370,000	Annapolis, MD, Refunding G.O., Callable 8/1/21 @ 100, 5.000%, 8/1/23	$454,353
500,000	Anne Arundel County, MD, Construction General Improvements Refunding G.O., 4.000%, 4/1/20	594,330
580,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	698,564
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	709,506
75,000	Baltimore, MD, Waste Water Project Revenue, Series D, Callable 7/1/17 @ 100 (AMBAC), 5.000%, 7/1/18	88,637
375,000	Baltimore, MD, Waste Water Projects Revenue, Series A, Callable 7/1/21 @ 100, 4.000%, 7/1/22	431,036
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	278,185
500,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	587,565
500,000	Frederick County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 2/1/18	582,085
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	589,695
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	556,640
125,000	Howard County, MD, Certificates of Participation, Series A, 8.050%, 2/15/21	186,397
135,000	Howard County, MD, Certificates of Participation, Series B, 8.250%, 2/15/20	199,294
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	514,954
500,000	Howard County, MD, Refunding G.O., Series B, Callable 8/15/21 @ 100, 4.000%, 8/15/28	535,035
100,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series C, 3.850%, 9/1/15	106,122
250,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series K, 4.100%, 9/1/16	270,535
805,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	845,282
440,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	452,016
315,000	Maryland Community Development Administration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	330,262
680,000	Maryland Community Development Administration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	735,665
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	301,607

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 210,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	$225,397
500,000	Maryland Economic Development Corp., Public Health Labratory Revenue, 5.000%, 6/1/20.	620,855
420,000	Maryland Economic Development Corp., Public Health Labratory Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	487,351
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (AGC), 5.000%, 6/1/16	809,316
555,000	Maryland Environmental Service Revenue, Mid Shore II Regional Landfill, 4.000%, 11/1/17	630,918
570,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/1/12 @ 100, 5.500%, 7/1/13	581,349
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/20	253,363
200,000	Maryland Health & Higher Educational Facilities Authority, Charlestown Community Refunding Revenue, OID, 2.650%, 1/1/13	200,552
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame Refunding Revenue, 4.000%, 10/1/19	1,005,678
1,260,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,528,506
35,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 1/30/12 @ 100, OID, 5.500%, 7/1/13	36,065
125,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Issue Revenue, Series A, Callable 1/30/12 @ 100 (AGM), OID, 4.750%, 8/15/18	125,256
575,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	603,014
330,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Revenue, 5.000%, 8/15/19	376,339
360,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 1/30/12 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	360,677
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	350,048
405,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/20	436,930

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 585,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26.	$602,807
310,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, Callable 7/1/18 @ 100, 5.250%, 7/1/21	345,213
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Revenue, 5.000%, 7/1/19	454,684
320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17.	342,006
555,000	Maryland Industrial Development Financing Authority, McDonogh School Revenue, Series A, Callable 9/1/28 @ 100, 4.000%, 9/1/28	572,055
265,000	Maryland State Department of Transportation County Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/18	327,606
400,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	496,444
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23.	585,375
1,005,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,180,182
1,000,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	1,165,530
610,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 5.000%, 7/1/19	759,054
250,000	Maryland Water Quality Financing Adminis tration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	303,805
500,000	Maryland, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	586,390
590,000	Maryland, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	695,327
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	265,443
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	263,145

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	$554,810
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	804,496
510,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	620,945
500,000	Montgomery County, MD, Department Liquor Control Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	547,065
1,000,000	Montgomery County, MD, Public Transportation Equipment Certificate of Participation, 4.000%, 5/1/17	1,124,990
1,000,000	Prince Georges County, MD, Construction & Public Improvements G.O., Series A, Callable 9/15/21 @ 100, 5.000%, 9/15/28	1,174,690
500,000	Talbot County, MD, School Improvements G.O., 5.000%, 12/15/16	598,280
500,000	University System of Maryland, Auxiliary Facility & Tuition Revenue, Unrefunded Balance, Series A, Callable 4/1/12 @ 100, 5.250%, 4/1/17	505,895
355,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/16 @ 100, 5.000%, 11/1/22	376,619

	Total Municipal Bonds (Cost $31,571,238)	33,932,235

Shares
INVESTMENT COMPANY (3.3%)
1,180,901	Federated Maryland Municipal Cash Trust	1,180,901

	Total Investment Company (Cost $1,180,901)	1,180,901

Total Investments — 98.5% (Cost $32,752,139)		35,113,136
Net Other Assets (Liabilities) — 1.5%		550,592

NET ASSETS — 100.0%.		$35,663,728

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.6%)
	North Carolina (97.6%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19 .	$1,150,380
1,045,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	1,044,164
2,335,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	2,784,301
2,655,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,966,644
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,151,318
725,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	778,048
1,000,000	Buncombe County, NC, Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,132,740
1,935,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,159,150
1,060,000	Burlington, NC, Combined Enterprise Water Utility Improvements Revenue, Callable 2/1/22 @ 100, 5.000%, 2/1/34	1,156,428
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,244,833
1,960,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 5.000%, 1/1/17	2,309,115
1,305,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,576,688
1,730,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	2,005,053
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,144,400
1,240,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, 5.000%, 8/1/21	1,557,601
1,135,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26.	1,274,764
930,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31.	1,007,981
1,475,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26.	1,721,827
1,000,000	Catawba County, NC, Limited Obligation Refunding Revenue, 4.000%, 10/1/19	1,137,560
1,000,000	Catawba County, NC, Limited Obligation Refunding Revenue, 4.000%, 10/1/20	1,132,530
1,015,000	Catawba County, NC, Public School & Community College Improvements Projects Certificate of Participation, Callable 6/1/14 @ 100 (NATL-RE), 5.250%, 6/1/23	1,129,573
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,124,320
1,000,000	Charlotte, NC, Airport Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27.	1,100,990

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	$1,466,611
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,118,320
1,415,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,637,311
2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22.	2,351,060
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,314,048
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	2,879,321
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,435,687
990,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute Revenue, 5.000%, 2/1/20	1,201,325
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,276,080
365,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/13	375,092
380,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/14	396,093
470,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/15	495,798
565,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/16	601,516
2,070,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,414,655
305,000	Haywood County, NC, School Improvements G.O., Callable 5/1/16 @ 100 (XLCA), 5.000%, 5/1/17	352,620
1,000,000	Henderson County, NC, Certificates of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,152,310
1,030,000	Henderson County, NC, Limited Obligation Revenue, Series B, 4.000%, 12/1/16	1,162,097
1,000,000	Lee County, NC, Public Facilities Projects Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,157,120
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	2,150,067
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,981,692
800,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	852,080
310,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), OID, 4.125%, 5/1/20.	316,039
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,551,720

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,280,000	Monroe, NC, Combined Enterprise System Refunding Revenue (AGM), 4.000%, 3/1/19 .	$1,465,626
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,128,810
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,690,081
1,855,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/19	2,290,665
1,015,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/20	1,256,803
2,500,000	New Hanover County, NC, New Hanover Regional Medical Refunding Revenue, 4.000%, 10/1/19	2,695,925
1,270,000	New Hanover County, NC, New Hanover Regional Medical Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23.	1,398,054
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,149,920
1,050,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,191,141
1,905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	2,055,724
2,065,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	2,320,234
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	2,236,000
2,400,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,987,208
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare Refunding Revenue, Series A, 4.000%, 1/1/16	2,138,923
2,065,000	North Carolina Medical Care Commission, Caromont Health Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,220,907
990,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,020,641
1,515,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,686,422
915,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	995,117
1,180,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,312,148

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,890,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	$1,935,889
1,435,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,463,585
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,073,180
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, 5.000%, 6/1/20	3,515,970
1,580,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,668,606
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	2,015,126
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	1,058,380
2,000,000	North Carolina Medical Care Commission, Rex Healthcare Refunding Revenue, Series A, 5.000%, 7/1/17	2,253,380
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 1/30/12 @ 100, OID, 6.250%, 10/1/19	1,001,790
3,470,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36(a)	3,872,104
1,045,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,107,669
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,091,220
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,238,129
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,183,270
945,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	1,113,815
1,470,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (AGM), 5.250%, 1/1/16	1,538,840
2,135,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (NATL-RE), 5.250%, 1/1/19.	2,232,335
4,805,000	North Carolina State, Capital Improvement Revenue, Public Improvements, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23.	5,359,305

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	$1,167,800
4,000,000	North Carolina State, Grant Anticipation Revenue, Highway Improvements, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,437,800
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,364,820
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,484,845
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,879,229
1,080,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,255,975
2,105,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	2,506,150
1,085,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,280,235
115,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series A (NATL-RE), 5.000%, 6/1/18	137,515
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,634,973
1,365,000	Orange County, NC, Public Facilities Co. Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,612,270
1,105,000	Orange County, NC, Public Improvements Project Certificates of Participation, Series A, Callable 4/1/16 @ 100 (AMBAC), 5.000%, 4/1/19	1,246,838
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,302,751
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,189,410
2,000,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 1/30/12 @ 100, OID, 5.500%, 12/1/15	2,162,500
2,700,000	Raleigh Durham Airport Authority Refunding Revenue, Series B, 3.000%, 11/1/16	2,906,280
2,150,000	Raleigh Durham Airport Authority Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,401,099
4,445,000	Raleigh, NC, Combined Enterprise Systems Revenue, Callable 3/1/14 @ 100, 5.000%, 3/1/31	4,707,522
1,400,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,647,982
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,767,032
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,140,346
1,000,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,133,860

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,260,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/24	$1,379,511
880,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/25	948,182
2,000,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,552,120
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,457,226
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,699,933
2,000,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/36	2,162,940
1,160,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, 4.000%, 10/1/15	1,291,254
3,260,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,975,472
3,095,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,812,607
1,485,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,763,645
1,975,000	University of North Carolina System Pool Refunding Revenue, The University of North Carolina at Greensboro, Series B2, 5.000%, 4/1/17	2,355,681
1,565,000	University of North Carolina System Pool Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,683,690
1,005,000	University of North Carolina System Pool Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,167,760
890,000	University of North Carolina System Pool Revenue, Series A, Callable 4/1/13 @ 100 (AMBAC), 5.250%, 4/1/21	927,593
500,000	University of North Carolina System Pool Revenue, Series B (AMBAC), 4.000%, 4/1/14	522,925
1,000,000	Wilkes County, NC, Certificates of Participation (NATL-RE), OID, 4.000%, 6/1/13	1,043,890
1,000,000	Wilson, NC, Public Improvements Project Certificates of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,151,840
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,197,690

	Total Municipal Bonds (Cost $203,951,805)	218,853,203

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (1.4%)
3,059,632	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	$3,059,632

	Total Investment Company (Cost $3,059,632)	3,059,632

Total Investments — 99.0% (Cost $207,011,437)		221,912,835
Net Other Assets (Liabilities) — 1.0%		2,351,896

NET ASSETS — 100.0%		$224,264,731

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.3%)
	South Carolina (95.3%)
$1,000,000	Anderson Regional Joint Water System Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,152,320
1,000,000	Beaufort County School District, Refunding G.O., SC, Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,100,860
615,000	Beaufort County, SC, New River Redevelopment Project Area Tax Increment Revenue, Callable 12/1/12 @ 100 (NATL-RE), 5.500%, 6/1/16	641,789
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	514,469
545,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.875%, 2/1/18	555,170
290,000	Camden, SC, Public Utilities Improvements Refunding Revenue, Callable 3/1/14 @ 100 (NATL-RE FGIC), 5.000%, 3/1/15	313,127
125,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	137,866
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	879,875
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	723,704
1,000,000	Charleston County, SC, Capital Improvement Transition Sales Tax G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/28	1,064,410
310,000	Charleston County, SC, Hospital Facilities Care Alliance Health Revenue, Series B1 (AGM), 5.000%, 8/15/16	352,910
660,000	Chesterfield County School District, SC, Refunding Certificate Participation, Chesterfield School Facilities Inc., Callable 2/1/13 @ 100 (XLCA), OID, 3.500%, 2/1/14	669,088
185,000	Coastal Carolina University, SC, Refunding Revenue (XLCA), 4.000%, 6/1/17	205,923
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	550,863
1,295,000	College of Charleston, SC, Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,452,783
350,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/14	382,130
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	387,463
225,000	Dorchester County, SC, Waterworks Revenue (NATL-RE), 5.000%, 10/1/15	253,424
670,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	780,965
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	215,646

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	$140,267
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	455,739
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	378,118
1,030,000	Georgetown County, SC, Refunding G.O. (State Aid Withholding), 4.000%, 3/1/23	1,185,695
1,075,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,201,345
500,000	Greenville, SC, Hospital System Board Facilities Refunding Revenue, Series A, Callable 5/1/18 @100, 5.250%, 5/1/22	557,430
260,000	Greenville, SC, Hospital System Board Facilities Revenue, Callable 1/30/12 @ 101 (AMBAC), 5.500%, 5/1/26	263,318
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	100,847
395,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	424,222
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	567,370
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,336,234
325,000	Horry County School District, SC, School Improvements G.O., Series B, Callable 3/1/17 @ 100 (NATL-RE, SCSDE), 5.000%, 3/1/21	374,062
500,000	Kershaw County, SC, Public Schools Foundation Installment Power, Refunding Revenue, Kershaw County School District Project (AGC), 5.000%, 12/1/16	558,350
645,000	Lancaster Educational Assistance Program, Inc., Lancaster County School District Project Revenue, Callable 12/1/14 @ 100, 5.250%, 12/1/17	700,399
315,000	Laurens County School District No. 55, SC, School Improvements Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	331,125
500,000	Laurens County Water & Sewer Commission, Refunding & Improvements Rabon Creek Revenue, Callable 3/1/13 @ 100 (AMBAC), OID, 3.700%, 3/1/15	510,275
825,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/15	918,068
480,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/16	544,935
725,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	827,443
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,252,920
1,010,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	1,172,549

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (AGM, SCSDE), 5.000%, 3/1/16	$513,675
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,150,710
890,000	Lexington, SC, Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/22	1,067,706
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	140,749
365,000	Myrtle Beach, SC, Recreational Facilities Improvements, Special Tax Revenue, 4.000%, 3/1/19	419,943
735,000	Myrtle Beach, SC, Refunding G.O., Series B, Callable 3/1/21 @ 100 (State Aid Withholding), 4.000%, 3/1/23	828,352
840,000	Myrtle Beach, SC, Refunding G.O., Series B, Callable 3/1/21 @ 100 (State Aid Withholding), 4.000%, 3/1/24	929,225
790,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	857,924
750,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	815,325
565,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	700,572
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	500,174
830,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	941,759
435,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	512,513
400,000	Renewable Water Resources Sewage System, SC, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	479,176
1,000,000	Richland County, SC, School District No. 1, Refunding G.O., Series A, Callable 9/1/21 @ 100 (SCSDE), 4.000%, 3/1/27	1,053,270
365,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/26	423,583
390,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/27	447,841
205,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	229,245
635,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	702,532
520,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	594,677

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$750,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	$849,113
545,000	Scago Educational Facilities Corp. for Spartanburg School District No. 5, SC, Spartanburg County Project Revenue, Callable 10/1/15 @ 100 (AGM), 5.000%, 4/1/21	592,944
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	578,725
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	582,575
250,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, Furman University Revenue, 5.000%, 10/1/18	303,875
240,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/16	260,983
325,000	South Carolina Jobs-Economic Development Authority, Coastal Housing Foundation Revenue, Series A, OID, 5.500%, 4/1/20	344,162
775,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	823,391
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	562,365
250,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement AnMed Health Revenue, 5.000%, 2/1/16	279,523
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	643,599
540,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	606,355
65,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	71,155
580,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	646,190
635,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	686,740
690,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	765,313
450,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.250%, 10/1/21	463,194
750,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.000%, 10/1/25	769,703

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	$570,285
585,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	661,904
435,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	474,115
400,000	Spartanburg County School District No. 1, SC, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	454,876
325,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	351,640
600,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	677,184
1,000,000	Sumter County, SC, Public Improvements G.O., 5.000%, 3/1/13	1,053,820
250,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 5.000%, 12/15/13	267,545
830,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 4.500%, 12/15/16	923,417
500,000	University of South Carolina Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	551,895
280,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	319,371
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	452,192

	Total Municipal Bonds (Cost $52,750,514)	56,032,596

Shares		Fair Value
INVESTMENT COMPANY (1.8%)
1,083,673	Federated Tax-Free Obligations Fund, Institutional Class	$1,083,673

	Total Investment Company (Cost $1,083,673)	1,083,673

Total Investments — 97.1% (Cost $53,834,187)		57,116,269
Net Other Assets (Liabilities) — 2.9%		1,685,224

NET ASSETS — 100.0%.		$58,801,493

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.1%)
	District of Columbia (1.3%)
$ 1,000,000	Metropolitan Washington Airports Authority Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,168,170
400,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	473,064

		1,641,234

	Virginia (94.8%)
2,760,000	Albemarle County, VA, Economic Development Authority Refunding Revenue, 5.000%, 6/1/20	3,429,548
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,183,730
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,282,160
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Refunding Revenue, 5.000%, 7/1/18	1,149,510
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR NATL-RE), 5.500%, 7/1/25	1,316,029
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32(a)	2,152,206
1,805,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	1,950,826
875,000	Chesapeake, VA, Refunding G.O., Series A (State Aid Withholding), 4.000%, 12/1/21	1,029,927
675,000	Chesapeake, VA, Refunding G.O., Series A (State Aid Withholding), 3.000%, 12/1/22	714,960
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,242,318
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,538,133
475,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	563,483
600,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	702,210
1,750,000	Dinwiddie County, VA, Industrial Development Authority Refunding Revenue, Series B, Callable 2/15/14 @ 100 (NATL-RE), 5.000%, 2/15/24	1,808,870
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project Refunding Revenue (AGM-CR), OID, 5.250%, 8/15/19	1,146,980
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 4.000%, 5/15/14	1,070,620
795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	943,975

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 915,000	Fairfax County, VA, Redevelopment & Housing Authority Refunding Revenue, 3.500%, 10/1/18	$1,024,599
1,500,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/16	1,659,060
1,175,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/17	1,315,789
1,275,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.250%, 6/15/19	1,456,904
1,000,000	Hampton, VA, Public Improvements Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,211,180
775,000	Harrisonburg, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 7/15/18	954,699
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,128,390
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,162,710
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,222,266
580,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	588,729
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,673,338
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,948,802
1,315,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,570,084
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,112,360
1,155,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,265,603
1,105,000	Newport News, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 2/1/15	1,250,352
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,286,490
500,000	Norfolk, VA, Bond Anticipation Notes Refunding G.O., Series A, Callable 7/1/12 @ 100, 3.000%, 1/1/14	506,420

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	$1,034,370
200,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 1/30/12 @ 100 (AGM), 5.125%, 11/1/23	200,682
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,166,080
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 1/30/12 @ 100 (AGM), 5.375%, 7/1/14	401,556
900,000	Northwestern Regional Jail Authority Revenue, Callable 7/1/15 @ 100 (NATL-RE), 5.000%, 7/1/33	926,775
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,073,060
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,220,380
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,607,694
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,151,691
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,742,774
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,309,951
1,500,000	Prince William County, VA, Lease Refunding Certificate of Participation, 3.500%, 10/1/18	1,666,680
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	897,287
1,035,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,163,350
1,490,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,715,526
880,000	Riverside, VA, Regional Jail Authority Refunding Revenue, Callable 7/1/13 @ 101 (NATL-RE), 5.000%, 7/1/17	939,118
2,000,000	Roanoke Economic Development Authority, Carilion Health System Revenue, Series A, Callable 7/1/12 @ 100 (NATL-RE), 5.750%, 7/1/14	2,046,600
1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	1,177,176
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	962,889
1,090,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/23	1,196,929

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	$1,760,770
550,000	Southampton County, VA, Industrial Development Authority, Public Facilities Lease Revenue, Series A, Callable 4/1/16 @ 100 (AGC), 5.000%, 4/1/19	603,801
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,157,320
1,420,000	Spotsylvania County, VA, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,623,074
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (AGC), OID, 4.250%, 8/1/15	402,424
170,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	182,243
355,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	387,046
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	656,658
765,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	850,909
1,515,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/16	1,659,258
960,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/17	1,064,170
1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,135,960
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,513,915
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,897,633
1,000,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project Refunding Revenue, 5.000%, 9/1/19	1,239,810
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program Refunding Revenue, Series B, 5.000%, 9/1/20	2,265,510

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 825,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, 21St Century College & Equipment, Series A, Callable 2/1/18 @ 100, 5.000%, 2/1/21	$971,371
1,040,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,161,680
1,495,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/21 @ 100, 4.000%, 9/1/22	1,726,381
1,000,000	Virginia Commonwealth, G.O., Series A1, 4.000%, 6/1/20	1,196,860
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,853,729
1,075,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Refunding Revenue, Series A1, Callable 7/1/19 @ 100 (G.O. of Authority), 4.600%, 7/1/25	1,130,975
1,500,000	Virginia Housing Development Authority, Homeownership Mortgage Single Family Housing-State Revenue, Series A, 3.900%, 3/1/19	1,592,235
1,500,000	Virginia Port Authority Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,716,420
2,000,000	Virginia Public Building Authority Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,358,420
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,198,670
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,115,200
725,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	808,252
1,140,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,423,324
70,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	81,705
2,110,000	Virginia Resources Authority, State Revolving Fund Revenue, Series B, Callable 10/1/21 @ 100, 4.000%, 10/1/30	2,194,674
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	2,025,271

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 525,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	$574,193
1,255,000	Western Regional Jail Authority Revenue, Callable 6/1/17 @ 100 (NATL-RE), 4.750%, 6/1/23	1,380,086
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33(a)	2,114,580

		118,188,355

	Total Municipal Bonds (Cost $111,145,972)	119,829,589

Shares
INVESTMENT COMPANY (2.5%)
3,188,010	Federated Virginia Municipal Money Market Portfolio, Institutional Class	3,188,010

	Total Investment Company (Cost $3,188,010)	3,188,010

Total Investments — 98.6% (Cost $114,333,982)		123,017,599
Net Other Assets (Liabilities) — 1.4%		1,707,055

NET ASSETS — 100.0%		$124,724,654

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.7%)
	West Virginia (96.7%)
$ 1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	$1,280,937
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	1,028,625
2,500,000	Berkeley, Hardy, & Jefferson Counties, WV, Local Multifamily Housing Revenue, Scattered Site Project, Callable 12/1/20 @ 100 (Freddie Mac), 5.375%, 12/1/44(a)	2,638,475
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	762,098
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 1/30/12 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,114,118
1,450,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,690,802
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 1/24/12 @ 101 (AGM), 5.250%, 12/15/18	1,043,483
2,425,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (NATL-RE FGIC), 5.250%, 9/1/19	2,509,026
900,000	Fairmont State University, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	930,150
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 1/30/12 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	682,414
2,250,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (AGM), 5.000%, 5/1/18	2,729,408
1,030,000	Greenbrier County, WV, Commission Tax Increment Revenue, White Sulphur Springs Project 1-A, Callable 6/1/15 @ 100, 6.000%, 6/1/18	1,081,881
2,090,000	Hancock County, WV, Board of Education G.O., Callable 5/1/21 @ 100 (West Virginia Board Commission), OID, 4.500%, 5/1/32	2,175,606
1,320,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,260,613
245,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 3.000%, 11/1/13	247,171
875,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 4.000%, 11/1/16	910,367
525,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	631,916
1,000,000	Mason County, WV, Appalachian Power Co. Project Refunding Revenue, Series K, Callable 1/30/12 @ 100 (AMBAC), 6.050%, 12/1/24	1,014,930

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 3,240,000	Monongalia County, WV, Board of Education G.O., Callable 5/1/14 @ 101 (NATL-RE), OID, 5.000%, 5/1/33	$3,465,115
1,585,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,673,015
600,000	Morgantown, WV, Custodial Receipts Revenue, OID, 4.375%, 7/15/24	601,458
1,060,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,090,030
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	1,057,728
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,284,355
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,463,173
420,000	Pleasants County, WV, Board of Education G.O., 3.000%, 5/1/17	455,650
220,000	Pleasants County, WV, Board of Education G.O., 4.000%, 5/1/18	252,505
960,000	Pleasants County, WV, Board of Education G.O., 4.000%, 5/1/21	1,101,082
795,000	Pleasants County, WV, Board of Education G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	895,416
1,210,000	Pleasants County, WV, Board of Education G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,333,759
1,265,000	Pleasants County, WV, Board of Education G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,368,047
1,000,000	Preston County, WV, Board of Education G.O. (West Virginia Board Commission), 3.000%, 5/1/19	1,081,680
1,570,000	Preston County, WV, Board of Education G.O. (West Virginia Board Commission), 4.000%, 5/1/21	1,806,442
1,555,000	Princeton, WV, Princeton Community Hospital Refunding Revenue, Callable 5/1/15 @ 100, 4.250%, 5/1/18	1,576,024
2,105,000	Putnam County, WV, Board of Education G.O., 4.000%, 5/1/19	2,474,680
1,000,000	Putnam County, WV, Board of Education G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22	1,136,710
1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	1,475,866
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @ 100 (NATL-RE), 5.000%, 6/1/22	1,127,710
1,700,000	West Virginia Board of Education Refunding Revenue, 5.000%, 5/1/19	1,997,007
1,390,000	West Virginia Board of Education Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,551,254
1,560,000	West Virginia Board of Education Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,725,282

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 1,235,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14	$1,374,839
555,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Callable 6/1/12 @ 101 (NATL-RE) OID, 5.000%, 6/1/26	568,697
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (NATL-RE), 5.500%, 6/1/12	2,041,400
1,000,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, Callable 11/1/12 @ 102, 5.500%, 11/1/22	1,053,740
1,000,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue, Ohio Power Co. Amos Project, Series A, 3.125%, 3/1/43(a)	1,032,040
1,000,000	West Virginia Economic Development Authority, State Office Building & Parking Lot Lease Revenue, Series A, Callable 8/1/19 @ 100, OID, 4.750%, 8/1/29	1,068,190
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	894,030
1,125,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,208,700
1,850,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,984,329
550,000	West Virginia School Building Authority Excess, Lottery Revenue, 5.000%, 7/1/16	637,285
1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/14	1,640,130
1,600,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	1,797,744
2,250,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,591,123
2,005,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,364,456
1,790,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	2,087,892
2,000,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/20	2,315,580
1,150,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,268,703

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	$1,565,265
1,705,000	West Virginia School Building Authority, Excess Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,881,774
1,000,000	West Virginia School Building Authority, Excess Lottery Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	1,116,500
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.375%, 7/1/21	2,086,692
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	761,562
500,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	562,585
845,000	West Virginia State Hospital Finance Authority, Vy Health System Obligation Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	865,322
785,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	819,257
945,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/17	1,130,891
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/19	2,472,320
285,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	309,715
955,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	1,152,819
500,000	West Virginia University, Projects Revenue, Series B, 5.000%, 10/1/19	605,615
3,490,000	West Virginia University, Projects Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/36	3,801,727
465,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 5.000%, 10/1/26	498,429
500,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 4.750%, 10/1/23	541,305
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,166,610
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	924,425

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	$2,387,553

	Total Municipal Bonds (Cost $100,351,546)	106,305,252

Shares
INVESTMENT COMPANY (2.3%)
2,539,140	Federated Tax-Free Obligations Fund, Institutional Class	2,539,140

	Total Investment Company (Cost $2,539,140)	2,539,140

Total Investments — 99.0% (Cost $102,890,686)		108,844,392
Net Other Assets (Liabilities) — 1.0%		1,097,627

NET ASSETS — 100.0%.		$109,942,019

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital National Tax-Free Money Market Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.9%)
	Alaska (11.0%)
$ 6,590,000	Valdez, AK, Exxon Mobil Project Refunding Revenue (Exxon Mobil Corp.), 0.020%, 1/3/12(a)	$6,590,000
11,000,000	Valdez, AK, Exxon Pipeline Co. Refunding Revenue, Project A, 0.030%, 1/3/12(a)	11,000,000

		17,590,000

	Arizona (6.3%)
1,315,000	Phoenix Industrial Development Authority, AZ, Southwestern College of Phoenix Revenue (Comerica Bank), 0.200%, 1/6/12(a)	1,315,000
5,000,000	Salt River Project Agricultural Improvement & Power District, Electric System Refunding Revenue (Citibank N.A.), 0.100%, 1/6/12(a)(b)	5,000,000
3,780,000	Sun Devil Energy Center LLC, Arizona State University Project Refunding Revenue (Assured Guaranty, Royal Bank of Canada), 0.110%, 1/6/12(a)	3,780,000

		10,095,000

	California (12.8%)
9,015,000	California Statewide Communities Development Authority Refunding Revenue, Rady Children Hospital, Series B (Wells Fargo Bank N.A.), 0.020%, 1/3/12(a)	9,015,000
2,800,000	California, Cash Flow Management, G.O. Series C1 (Bank of America N.A.), 0.040%, 1/3/12(a)	2,800,000
2,200,000	California, Kindergarten, G.O. Series A1 (Citibank N.A.), 0.050%, 1/3/12(a)	2,200,000
2,100,000	Los Angeles Department of Water & Power Authority, CA, Refunding Revenue, SubSeries B2 (Royal Bank of Canada), 0.060%, 1/6/12(a)	2,100,000
1,900,000	Los Angeles Department of Water & Power Authority, CA, Refunding Revenue, SubSeries B3 (Bank of America N.A.), 0.060%, 1/3/12(a)	1,900,000
2,500,000	Sacramento County Sanitation Districts Financing Authority, CA, Subordinate Lien Refunding Revenue Bonds, Series D (Morgan Stanley Bank), 0.060%, 1/3/12(a)	2,500,000

		20,515,000

	Colorado (2.4%)
3,900,000	Colorado State Housing & Finance Authority, CO, Refunding Revenue, Class 1, Series A2 (FHLB), 0.110%, 1/6/12(a)	3,900,000

	Georgia (8.2%)
4,230,000	Bartow County, GA, Development Authority Revenue, VMC Specialty Alloys (Comerica Bank), 0.110%, 1/6/12(a)	4,230,000
100,000	Fulton County, GA, Development Authority, Educational Facilities Refunding Revenue, The Donnellan School, Inc. Project (Wells Fargo Corp.), 0.190%, 1/6/12(a)	100,000
2,025,000	Main Street Natural Gas, Inc., GA, Gas Project Revenue, Series A (Royal Bank of Canada), 0.090%, 1/6/12(a)	2,025,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Georgia — (continued)
$ 5,000,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, Series 2007 C (JP Morgan Chase Bank), 0.180%, 1/10/12	$5,000,000
1,750,000	Roswell Housing Authority, Multifamily Housing Refunding Revenue, Belcourt Ltd. Project, Series A (Northern Trust Company), 0.100%, 1/6/12(a)	1,750,000

		13,105,000

	Illinois (3.1%)
1,000,000	Chicago, IL, Waterworks Revenue, Second Lien, SubSeries 2000-1, (JP Morgan Chase Bank N.A.), 0.080%, 1/3/12(a)	1,000,000
3,900,000	Illinois Finance Authority, IL, Swedish Conevant Refunding Revenue, Series A (Bank of America N.A.), 0.140%, 1/6/12(a)	3,900,000

		4,900,000

	Louisiana (4.4%)
7,000,000	St. James Parish, LA, Nucor Steel LLC Project Revenue, Series B1, 0.110%, 1/6/12(a)	7,000,000

	Massachusetts (1.3%)
1,700,000	Massachusetts, MA, Public Improvement, Consolidated Loan, G.O. Series B (Bank of America N.A.), 0.070%, 1/3/12(a)	1,700,000
400,000	Somerville, MA, Public Improvement, G.O., 5.000%, 2/15/12	406,317

		2,106,317

	Minnesota (3.7%)
6,000,000	University of Minnesota, MN, 0.150%, 2/2/12	6,000,000

	Mississippi (4.4%)
7,000,000	Mississippi Business Finance Corp., MS, Industrial development Revenue, Chevron USA, Inc., Series H, 0.020%, 1/3/12(a)	7,000,000

	Nevada (3.9%)
6,250,000	Clark County, NV, Las Vegas-McCarran International Airport, Refunding Revenue (Union Bank N.A.), 0.100%, 1/6/12(a)	6,250,000

	New Jersey (6.3%)
1,000,000	Belmar Borough, NJ, Bond Anticipation Notes Cash Flow Management, G.O., 2.000%, 4/27/12	1,001,574
1,750,000	Clinton Township, NJ, Bond Anticipation Notes Cash Flow Management, G.O., 1.500%, 2/2/12	1,751,065
2,300,000	New Jersey Health Care Facilities Financing Authority Refunding Revenue, N.J. Robert Wood Johnson Health Care Corp. (TD Bank N.A.), 0.080%, 1/6/12(a)	2,300,000
5,000,000	New Jersey, NJ, Series C, Cash Flow Management Revenue, 2.000%, 6/21/12	5,041,089

		10,093,728

	New York (9.7%)
1,500,000	New York Mortgage Agency, Single Family Housing State Revenue, Series 159 (Bank of America N.A.), 0.110%, 1/6/12(a)	1,500,000

Continued

Sterling Capital National Tax-Free Money Market Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	New York — (continued)
$ 1,600,000	New York State Housing Finance Agency, Gotham West Housing Revenue, Series A2 (Wells Fargo Bank N.A.), 0.040%, 1/6/12(a)	$1,600,000
3,300,000	New York, NY, City Transitional Finance Authority Revenue, Future Tax Secured, Series C (Morgan Stanley Bank, Bayerische Landes Bank), 0.070%, 1/3/12(a)	3,300,000
3,500,000	New York, NY, G.O. SubSeries A3, (Morgan Stanley Bank), 0.100%, 1/6/12(a)	3,500,000
5,700,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series C (JP Morgan Chase Bank), 0.080%, 1/6/12(a)	5,700,000

		15,600,000

	North Carolina (1.5%)
2,400,000	Raleigh, NC, Certificate of Participation, Downtown Improvement Projects, Series A (Wells Fargo Bank N.A.), 0.060%, 1/6/12(a)	2,400,000

	Ohio (12.7%)
2,095,000	Allen County, OH, Catholic Healthcare Revenue, Series C (Bank of Nova Scotia), 0.040%, 1/3/12(a)	2,095,000
3,000,000	Avon, OH, Bond Anticipation Notes, G.O. Series A, 1.000%, 7/3/12	3,008,705
1,000,000	Bowling Green, OH, Bond Anticipation Notes, G.O., 1.000%, 3/16/12	1,000,609
1,500,000	Butler County, OH, Bond Anticipation Notes, G.O., 0.500%, 8/2/12	1,500,000
3,800,000	Greene County, OH, Medical Health System, Inc. Refunding Revenue, Series A (JPMorgan Chase Bank), 0.180%, 1/6/12(a)	3,800,000
1,500,000	Kent, OH, Bond Anticipation Notes Cash Flow Management, Parking Improvement, G.O., 1.500%, 5/17/12	1,504,177
2,500,000	Lucas County, OH, Various Purpose Improvement Notes, Cash Flow Management, G.O. Series 1, 1.000%, 7/19/12	2,508,843
5,000,000	Montgomery County, OH, Miami Valley
	Hospital Revenue, Series B (JP Morgan
	Chase Bank), 0.050%, 1/3/12(a)	5,000,000

		20,417,334

	Oklahoma (1.6%)
2,500,000	Oklahoma State Turnpike Authority, Refunding Revenue, Second Senior Series E, Convertible (JP Morgan Chase Bank N.A.), 0.060%, 1/3/12(a)	2,500,000

	Utah (1.9%)
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.150%, 1/6/12(a)	3,125,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Virginia (1.6%)
$ 975,000	Hampton Roads Sanitation District, Virginia Sewer Revenue, 2.000%, 11/1/12	$988,604
1,500,000	Roanoke Industrial Development Authority, VA, Carilion Health System Revenue, Series A2, (AGM and Wells Fargo Bank N.A. ), 0.050%, 1/3/12(a)	1,500,000

		2,488,604

	Washington (1.6%)
2,600,000	Washington Health Care Facilities Authority, Multicare Health System Revenue, Series D, (Barclays Bank PLC), 0.050%, 1/3/12(a)	2,600,000

	Wisconsin (1.5%)
900,000	Wisconsin ECN, 0.230%, 3/6/12	900,000
1,500,000	Wisconsin Health & Educational Facilities Authority, Capitol Lakes, Inc. Revenue, Series B (U.S. Bank N.A.), 0.110%, 1/6/12(a)	1,500,000

		2,400,000

	Total Municipal Bonds (Cost $160,085,983)	160,085,983

Shares		Fair Value
INVESTMENT COMPANY (0.0%)
26,814	Blackrock Liquidity Fund Munifund Portfolio	26,814

	Total Investment Company (Cost $26,814)	26,814

Total Investments — 99.9% (Cost $160,112,797)		160,112,797
Net Other Assets (Liabilities) — 0.1%		109,411

NET ASSETS — 100.0%		$160,222,208

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the next reset date.

(b)

Rule 1 44A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors.The InvestmentAdvisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

FHLB — Federal Home Loan Bank

G.O. — General Obligation

N.A. — North America

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Prime Money Market Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
CERTIFICATES OF DEPOSIT (17.9%)
	Banks (17.9%)
$ 12,700,000	Bank of Montreal, 0.230%, 3/1/12	$12,700,000
8,000,000	Bank of Nova Scotia, 0.290%, 1/20/12	8,000,000
3,500,000	Bank of Nova Scotia, 0.310%, 1/31/12	3,500,000
17,000,000	Mizuho Corp. Bank, Ltd., 0.200%, 1/31/12	17,000,000
10,000,000	Norinchukin Bank, 0.180%, 1/3/12	10,000,000
15,000,000	Norinchukin Bank, 0.180%, 1/4/12	15,000,000
20,000,000	Sumitomo Trust & Banking Co., Ltd., 0.230%, 1/6/12	20,000,000
5,000,000	Sumitomo Trust & Banking Co., Ltd., 0.240%, 1/23/12	5,000,000
5,000,000	Westpac Banking Corp., Series YCD, 0.385%, 1/18/12(a)	5,000,000

	Total Certificates of Deposit (Cost $96,200,000)	96,200,000

COMMERCIAL PAPER(b) (53.5%)
	Asset Backed Securities (30.9%)
2,550,000	Chariot Funding LLC, 0.140%, 1/4/12(c)	2,549,970
2,200,000	Chariot Funding LLC, 0.140%, 1/10/12(c)	2,199,923
6,000,000	Chariot Funding LLC, 0.140%, 1/12/12(c)	5,999,743
7,000,000	Chariot Funding LLC, 0.180%, 2/14/12(c)	6,998,460
5,750,000	Chariot Funding LLC, 0.180%, 2/16/12(c)	5,748,678
6,000,000	Charta LLC, 0.340%, 1/19/12	5,998,980
12,000,000	Charta LLC, 0.330%, 1/23/12	11,997,580
10,000,000	CRC Funding LLC, 0.320%, 1/19/12	9,998,400
13,000,000	Fairway Finance Co. LLC, 0.314%, 1/9/12(c)(d)	13,000,000
10,000,000	Govco LLC, 0.310%, 1/27/12(c)	9,997,761
15,000,000	Liberty Street Funding LLC, 0.270%, 1/10/12(c)	14,998,988
22,000,000	Metlife Short Term Fund Funding LLC, 0.320%, 1/5/12(c)	21,999,218
3,000,000	Metlife Short Term Fund Funding LLC, 0.250%, 3/2/12(c)	2,998,729
6,000,000	Sydney Capital Corp., 0.350%, 2/16/12(c)	5,997,317
10,038,000	Thunder Bay Funding LLC, 0.230%, 2/1/12(c)	10,036,012
5,000,000	Variable Funding Capital Co. LLC, 0.210%, 1/17/12(c)	4,999,444
3,240,000	Variable Funding Capital Co. LLC, 0.210%, 1/17/12(c)	3,239,798
7,000,000	Variable Funding Capital Co. LLC, 0.220%, 2/9/12(c)	6,998,332
20,000,000	Victory Receivables Corp., 0.350%, 1/4/12(c)	19,999,417

		165,756,750

	Banking (3.2%)
17,000,000	Australia & New Zealand Banking Group, Ltd., 0.330%, 2/7/12(c)	16,994,322

	Financial Services (16.6%)
5,000,000	General Electric Capital Corp., 0.550%, 2/15/12	4,998,125
8,500,000	Mizuho Funding LLC, 0.210%, 1/18/12(c)	8,499,157
20,000,000	National Australia Funding, 0.250%, 4/23/12(c)	19,984,619
4,800,000	National Australia Funding, 0.490%, 6/18/12(c)	4,788,959
4,000,000	State Street Corp., 0.250%, 3/2/12	3,998,306
1,500,000	State Street Corp., 0.220%, 3/5/12	1,499,413
20,000,000	State Street Corp., 0.250%, 3/8/12	19,990,694
15,000,000	Sumitomo Mitsui Banking Corp., 0.200%, 1/6/12(c)	14,999,583

Principal Amount		Amortized Cost
COMMERCIAL PAPER(b) — (continued)
	Financial Services — (continued)
$ 10,000,000	Sumitomo Mitsui Banking Corp., 0.210%, 1/18/12(c)	$9,999,008

		88,757,864

	Industrials (2.8%)
15,000,000	Netjets, Inc., 0.060%, 1/9/12(c)	14,999,800

	Total Commercial Paper (Cost $286,508,736)	286,508,736

CORPORATE BONDS (2.0%)
	Financial Services (2.0%)
3,539,000	General Electric Capital Corp., MTN, Series A, 5.875%, 2/15/12	3,562,768
7,037,000	General Electric Capital Corp., MTN, Series A, 6.000%, 6/15/12	7,212,813

	Total Corporate Bonds (Cost $10,775,581)	10,775,581

VARIABLE RATE NOTES(a) (0.2%)
	Banking (0.2%)
400,000	JPMorgan Chase Bank N.A., 0.301%, 1/28/13	399,848
500,000	Wells Fargo & Co., 0.506%, 1/24/12	499,996

	Total Variable Rate Notes (Cost $899,844)	899,844

U.S. GOVERNMENT AGENCIES (7.2%)
	Fannie Mae (0.2%)
1,000,000	Federal National Mortgage Association, 0.110%, 9/10/12	999,227

	Federal Home Loan Bank (6.0%)
20,000,000	Federal Home Loan Bank, 0.190%, 3/15/12	19,998,655
2,000,000	Federal Home Loan Bank, 0.100%, 4/11/12	1,999,465
10,000,000	Federal Home Loan Bank, 0.330%, 9/11/12	10,000,000

		31,998,120

	Freddie Mac (1.0%)
5,646,000	Federal Home Loan Mortgage Corp., 0.100%, 5/29/12	5,643,780

	Total U.S. Government Agencies (Cost $38,641,127)	38,641,127

U.S. TREASURY NOTES (4.4%)
6,000,000	4.625%, 7/31/12	6,157,759
5,000,000	0.375%, 8/31/12	5,007,859
6,200,000	4.125%, 8/31/12	6,364,705
6,000,000	4.250%, 9/30/12	6,185,204

	Total U.S. Treasury Notes (Cost $23,715,527)	23,715,527

REPURCHASE AGREEMENTS (14.7%)
50,000,000	Goldman Sachs Group, Inc., 0.100%, dated 12/30/11, due 1/3/12, proceeds at maturity, $50,000,556 (Collateralized fully by Government Mortgage-Backed Securities)	50,000,000

Continued

Sterling Capital Prime Money Market Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
REPURCHASE AGREEMENTS — (continued)
$28,829,000	Morgan Stanley & Co. LLC, 0.030%, dated 12/30/11, due 1/3/12, proceeds at maturity, $28,829,096 (Collateralized fully by Government Mortgage-Backed Securities)	$28,829,000

	Total Repurchase Agreements (Cost $78,829,000)	78,829,000

Shares		Fair Value
INVESTMENT COMPANY (0.0%)
61	Blackrock Liquidity Temp Fund	61

	Total Investment Company (Cost $61)	61

Total Investments — 99.9% (Cost $535,569,876)		535,569,876
Net Other Assets (Liabilities) — 0.1%		359,624

NET ASSETS — 100.0%.		$535,929,500

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the next reset date.

(b)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors.The InvestmentAdvisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Interest bearing commercial paper.

MTN — Medium Term Note

N.A. — North America

YCD — Yankee Certificate of Deposit

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital U.S. Treasury Money Market Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (22.1%)
$20,000,000	0.875%, 1/31/12	$20,013,480
20,000,000	1.000%, 4/30/12	20,062,874
15,000,000	0.750%, 5/31/12	15,042,063

	Total U.S. Treasury Notes (Cost $55,118,417)	55,118,417

U.S. TREASURY BILLS(a) (26.0%)
25,000,000	0.045%, 2/16/12	24,998,559
20,000,000	0.031%, 3/29/12	19,998,482
20,000,000	0.028%, 5/24/12	19,997,760

	Total U.S. Treasury Bills (Cost $64,994,801)	64,994,801

Principal Amount		Amortized Cost
REPURCHASE AGREEMENT (16.8%)
$42,000,000	Goldman Sachs Group, Inc., 0.005%, dated 12/30/11, due 1/3/12, proceeds at maturity, $42,000,023 (Collateralized fully by U.S. Treasury Securities)	$42,000,000

	Total Repurchase Agreement (Cost $42,000,000)	42,000,000

Total Investments — 64.9% (Cost $162,113,218)		162,113,218
Net Other Assets (Liabilities) — 35.1%		87,511,241

NET ASSETS — 100.0%		$249,624,459

(a)	Rate disclosed represents the annualized yield from date of purchase.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Conservative Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (78.7%)
33,508	Sterling Capital Equity Income Fund, Institutional Class	$496,257
142,332	Sterling Capital International Fund, Institutional Class	612,026
52,379	Sterling Capital Mid Value Fund, Institutional Class	675,689
122,461	Sterling Capital Select Equity Fund, Institutional Class	1,360,540
15,150	Sterling Capital Small Value Fund, Institutional Class(a)	167,405
18,814	Sterling Capital Special Opportunities Fund, Institutional Class(a)	316,634
927,017	Sterling Capital Total Return Bond Fund, Institutional Class	10,058,139
328,053	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	328,053

	Total Affiliated Investment Companies (Cost $12,842,838)	14,014,743

NON-AFFILIATED INVESTMENT COMPANIES (6.8%)
42,043	Credit Suisse Commodity Return Strategy Fund(a)	343,912
23,166	Harding, Loevner International Equity Portfolio	309,495
16,072	Lazard Emerging Markets Equity Portfolio	270,003
9,726	Oppenheimer Developing Markets Fund	281,774

	Total Non-Affiliated Investment Companies (Cost $1,272,254)	1,205,184

EXCHANGE TRADED FUNDS (14.5%)
6,394	iShares Dow Jones US Real Estate Index Fund .	363,115
6,222	iShares MSCI EAFE Small Cap Index Fund	216,277
7,435	iShares MSCI EAFE Value Index Fund	317,475
3,949	iShares MSCI Emerging Markets Index Fund	149,825
3,437	iShares Russell 2000 Index Fund	253,272
12,051	iShares Russell Midcap Growth Index Fund	663,408
4,891	iShares S&P 500 Index Fund	616,070

	Total Exchange Traded Funds (Cost $2,136,579)	2,579,442

Total Investments — 100.0% (Cost $16,251,671)		17,799,369
Net Other Assets (Liabilities) — (0.0)%		976

NET ASSETS — 100.0%		$17,800,345

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (67.9%)
97,786	Sterling Capital Equity Income Fund, Institutional Class	$1,448,215
415,072	Sterling Capital International Fund, Institutional Class	1,784,810
152,758	Sterling Capital Mid Value Fund, Institutional Class	1,970,579
357,104	Sterling Capital Select Equity Fund, Institutional Class	3,967,429
44,076	Sterling Capital Small Value Fund, Institutional Class(a)	487,037
54,864	Sterling Capital Special Opportunities Fund, Institutional Class(a)	923,361
1,006,714	Sterling Capital Total Return Bond Fund, Institutional Class	10,922,846
1,862,636	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	1,862,636

	Total Affiliated Investment Companies (Cost $21,202,077)	23,366,913

NON-AFFILIATED INVESTMENT COMPANIES (8.4%)
122,807	Credit Suisse Commodity Return Strategy Fund(a)	1,004,564
67,664	Harding, Loevner International Equity Portfolio	903,985
29,301	Lazard Emerging Markets Equity Portfolio	492,254
17,756	Oppenheimer Developing Markets Fund	514,394

	Total Non-Affiliated Investment Companies (Cost $3,014,363)	2,915,197

EXCHANGE TRADED FUNDS (23.6%)
19,312	iShares Dow Jones US Real Estate Index Fund .	1,096,728
18,060	iShares MSCI EAFE Small Cap Index Fund	627,766
21,099	iShares MSCI EAFE Value Index Fund	900,927
27,246	iShares MSCI Emerging Markets Index Fund	1,033,713
10,017	iShares Russell 2000 Index Fund	738,153
35,139	iShares Russell Midcap Growth Index Fund	1,934,402
14,260	iShares S&P 500 Index Fund	1,796,190

	Total Exchange Traded Funds (Cost $7,026,246)	8,127,879

Total Investments — 99.9% (Cost $31,242,686)		34,409,989
Net Other Assets (Liabilities) — 0.1%		20,015

NET ASSETS — 100.0%.		$34,430,004

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (60.1%)
86,038	Sterling Capital Equity Income Fund, Institutional Class	$1,274,216
365,057	Sterling Capital International Fund, Institutional Class	1,569,746
134,330	Sterling Capital Mid Value Fund, Institutional Class	1,732,853
314,162	Sterling Capital Select Equity Fund, Institutional Class	3,490,342
38,800	Sterling Capital Small Value Fund, Institutional Class(a)	428,737
48,266	Sterling Capital Special Opportunities Fund, Institutional Class(a)	812,322
348,522	Sterling Capital Total Return Bond Fund, Institutional Class	3,781,469
1,545,687	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	1,545,687

	Total Affiliated Investment Companies (Cost $13,146,813)	14,635,372

NON-AFFILIATED INVESTMENT COMPANIES (9.1%)
108,077	Credit Suisse Commodity Return Strategy Fund(a)	884,073
59,510	Harding, Loevner International Equity Portfolio	795,049
15,491	Lazard Emerging Markets Equity Portfolio	260,247
9,354	Oppenheimer Developing Markets Fund	270,977

	Total Non-Affiliated Investment Companies (Cost $2,265,449)	2,210,346

EXCHANGE TRADED FUNDS (30.8%)
16,654	iShares Dow Jones US Real Estate Index Fund .	945,781
15,883	iShares MSCI EAFE Small Cap Index Fund	552,093
18,569	iShares MSCI EAFE Value Index Fund	792,896
33,553	iShares MSCI Emerging Markets Index Fund	1,273,001
8,811	iShares Russell 2000 Index Fund	649,283
30,910	iShares Russell Midcap Growth Index Fund	1,701,595
12,544	iShares S&P 500 Index Fund	1,580,042

	Total Exchange Traded Funds (Cost $6,533,559)	7,494,691

Total Investments — 100.0% (Cost $21,945,821)		24,340,409
Net Other Assets (Liabilities) — (0.0)%		(3,249)

NET ASSETS — 100.0%.		$24,337,160

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Equity Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (51.2%)
34,568	Sterling Capital Equity Income Fund, Institutional Class	$511,945
174,053	Sterling Capital International Fund, Institutional Class	748,426
54,304	Sterling Capital Mid Value Fund, Institutional Class	700,518
126,244	Sterling Capital Select Equity Fund, Institutional Class	1,402,569
15,518	Sterling Capital Small Value Fund, Institutional Class(a)	171,472
19,384	Sterling Capital Special Opportunities Fund, Institutional Class(a)	326,228
81,820	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	81,820

	Total Affiliated Investment Companies (Cost $3,523,403)	3,942,978

NON-AFFILIATED INVESTMENT COMPANIES (9.2%)
41,544	Credit Suisse Commodity Return Strategy Fund(a)	339,826
19,191	Harding, Loevner International Equity Portfolio	256,396
3,451	Lazard Emerging Markets Equity Portfolio	57,970
2,058	Oppenheimer Developing Markets Fund	59,609

	Total Non-Affiliated Investment Companies (Cost $722,114)	713,801

EXCHANGE TRADED FUNDS (39.6%)
6,483	iShares Dow Jones US Real Estate Index Fund	368,170
6,485	iShares MSCI EAFE Small Cap Index Fund	225,419
6,105	iShares MSCI EAFE Value Index Fund	260,683
16,159	iShares MSCI Emerging Markets Index Fund	613,072
3,552	iShares Russell 2000 Index Fund	261,747
12,479	iShares Russell Midcap Growth Index Fund	686,969
5,056	iShares S&P 500 Index Fund	636,854

	Total Exchange Traded Funds (Cost $2,709,675)	3,052,914

Total Investments — 100.0% (Cost $6,955,192)		7,709,693
Net Other Assets (Liabilities) — (0.0)%		(3,116)

NET ASSETS — 100.0%		$7,706,577

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) December 31, 2011

1.	Organization:

Sterling Capital Funds (formerly known as BB&T Funds) (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital International Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital National Tax-Free Money Market Fund, Sterling Capital Prime Money Market Fund, Sterling Capital U.S. Treasury Money Market Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Strategic Allocation Equity Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund and Sterling Capital Equity Index Fund. With the exception of Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund and Sterling Capital Equity Index Fund, which are shown in separate reports, this report includes all other funds in theTrust (each a “Fund” and collectively the “Funds”). Sterling Capital Kentucky IntermediateTax-Free Fund, Sterling Capital Maryland IntermediateTax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital National Tax-Free Money Market Fund, Sterling Capital Prime Money Market Fund and Sterling Capital U.S. Treasury Money Market Fund are referred to as the “Money Market Funds.” Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital StrategicAllocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund and Sterling Capital Strategic Allocation Equity Fund are referred to as the “Funds of Funds.” The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds except theTax-Free Funds are “diversified” funds, as defined in the 1940Act.TheTax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies (including exchange traded funds), each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“GAAP”).The preparation of schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2011 prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. The following Funds had securities that were recorded at fair value at December 31, 2011:

	Fair Value	Percentage of Net Assets
Sterling Capital Small Value Fund	$—	0.000%
Sterling Capital International Fund	4,503	0.007%
Sterling Capital Special Opportunities Fund	11,184	0.002%

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when Sterling Capital International Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, Sterling Capital International Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities. As of December 31, 2011, Sterling Capital International Fund was fair valued using a systematic valuation model.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2011 there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2011 is as follows:

Assets:	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Investments in Securities
Sterling Capital Select Equity Fund	$199,010,620(a)	$—	$—	$199,010,620
Sterling Capital Mid Value Fund	340,590,635(a)	—	—	340,590,635
Sterling Capital Small Value Fund	78,899,964(a)	—	—	78,899,964
Sterling Capital International Fund	62,158,321(a)	4,503(a)	—	62,162,824
Sterling Capital Special Opportunities Fund	652,683,304(a)	—	—	652,683,304
Sterling Capital Equity Income Fund	856,458,788(a)	—	—	856,458,788
Sterling Capital Short-Term Bond Fund	1,257,537(b)	55,541,627(a)	—	56,799,164
Sterling Capital Intermediate U.S. Government Fund	6,460,127(b)	166,668,217(a)	—	173,128,344
Sterling Capital Total Return Bond Fund	18,657,906(b)	452,466,944(a)	—	471,124,850
Sterling Capital Kentucky Intermediate Tax-Free Fund	617,136(b)	22,306,918(a)	—	22,924,054
Sterling Capital Maryland Intermediate Tax-Free Fund	1,180,901(b)	33,932,235(a)	—	35,113,136
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,059,632(b)	218,853,203(a)	—	221,912,835
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,083,673(b)	56,032,596(a)	—	57,116,269
Sterling Capital Virginia Intermediate Tax-Free Fund	3,188,010(b)	119,829,589(a)	—	123,017,599
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,539,140(b)	106,305,252(a)	—	108,844,392

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (Continued) December 31, 2011

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital National Tax-Free Money Market Fund	$26,814	(b)	$160,085,983(a)	$—	$160,112,797
Sterling Capital Prime Money Market Fund	61	(b)	535,569,815(a)	—	535,569,876
Sterling Capital U.S. Treasury Money Market Fund	—		162,113,218(a)	—	162,113,218
Sterling Capital Strategic Allocation Conservative Fund	17,799,369	(a)	—	—	17,799,369
Sterling Capital Strategic Allocation Balanced Fund	34,409,989	(a)	—	—	34,409,989
Sterling Capital Strategic Allocation Growth Fund	24,340,409	(a)	—	—	24,340,409
Sterling Capital Strategic Allocation Equity Fund	7,709,693	(a)	—	—	7,709,693

Other Financial Instruments-
Assets Forward Foreign Currency Exchange Contracts (Foreign Currency Risk)
Sterling Capital International Fund (c)	$—		$11,424	$—	$11,424
Liabilities:
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	$847,650		$11,184	$—	$858,834
Sterling Capital Equity Income Fund (c)	945,800		—	—	945,800
Forward Foreign Currency Exchange Contracts (Foreign Currency Risk)
Sterling Capital International Fund (c)	$—		$1,858	$—	$1,858

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies.
(c)

Other financial instruments are foreign currency exchange contracts and written options. Foreign currency exchange contracts are valued at the unrealized appreciation depreciation on the instruments and written options are shown at value.

Except for Sterling Capital International Fund, there were no significant transfers between Level 1 and Level 2 for the period ended December 31, 2011. Sterling Capital International Fund had common stocks valued at $45,041,073 that transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2011. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair valued at September 30, 2011 but were based on quoted prices at December 31, 2011. The Fund’s policy is to recognize transfers in and transfers out as of beginning of the reporting period.

In May 2011, the FinancialAccounting Standards Board (“FASB”) issuedAccounting Standards Update (“ASU”) No. 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. In addition, ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. Finally,ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Foreign Currency Translation — The accounting records of Sterling Capital International Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Sterling Capital International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2011

Forward Foreign Currency Exchange Contracts — Sterling Capital International Fund enters into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

During the period, Sterling Capital International Fund utilized forward foreign currency exchange contracts to hedge the Fund’s portfolio against currency risks. The Fund also utilized forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark. Additionally, the Fund hedged some of its currency exposure to the Euro and Swiss Franc by selling these currencies forward versus the U.S. dollar, using 3-month forward currency contracts. At the same time, although the Fund prefers to underweight its equity holdings in Japan versus the benchmark, the Fund has chosen to move closer to the benchmark weight assigned to each country through the use of forward currency transactions (buy the foreign currency, sell the U.S. dollar). For open forward foreign currency exchange contracts as of December 31, 2011, see the Schedule of Portfolio Investments.

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options and purchase options to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2011

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer). The Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of December 31, 2011:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Akamai Technologies, Inc., $30.00, 1/21/12	1,700	$(467,500)
eBay, Inc., $36.00, 1/21/12	1,000	(2,000)
eBay, Inc., $40.00, 1/21/12(a)	1,000	(3,000)
Energizer Holdings, Inc., $80.00, 2/18/12	1,000	(185,000)
FedEx Corp., $85.00, 1/21/12	350	(50,750)
FedEx Corp., $87.50, 1/21/12	350	(21,700)
FedEx Corp., $95.00, 4/21/12	500	(63,500)
Halliburton Co., $55.00, 1/21/12	500	(500)
UnitedHealth Group, Inc., $60.00, 1/21/12(a)	1,300	(1,300)
Yamana Gold Inc., $19.00, 1/21/12(a)	2,442	(4,884)
Yamana Gold Inc., $20.00, 1/21/12(a)	1,000	(2,000)
Yum! Brands, Inc., $60.00, 1/21/12	900	(56,700)

	12,042	$(858,834)

Sterling Capital Equity Income Fund
Intel Corp., $26.00, 1/21/12	1,300	$(14,300)
Intel Corp., $27.00, 1/21/12	1,000	(3,000)
Lockheed Martin Corp., $82.50, 1/21/12	1,100	(82,500)
McDonald’s Corp., $97.50, 1/21/12	100	(34,000)
McDonald’s Corp., $100.00, 1/21/12	850	(140,250)
McDonald’s Corp., $105.00, 2/18/12	500	(41,500)
McDonald’s Corp., $105.00, 3/17/12	500	(57,500)
McDonald’s Corp., $100.00, 6/16/12	750	(356,250)
Philip Morris International, Inc., $80.00, 3/17/12	1,000	(213,000)
Texas Instruments, Inc., $34.00, 1/21/12	1,500	(3,000)
Texas Instruments, Inc., $35.00, 1/21/12	500	(500)

	9,100	$(945,800)

(a)	Security was fair valued under methods approved by the Board.

Derivative Instruments Categorized by Risk Exposure — For the period ended December 31, 2011, the average quarterly balance of derivative financial instruments was as follows:

	Sterling Capital International Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Forward Foreign Currency Exchange Contracts (Foreign Currency Risk)
Average number of contracts-U.S. dollars purchased	3	—	—
Average U.S. dollar amounts purchased	$3,188,494	—	—

Options Written (Equity Risk)
Average number of contracts	—	12,042	9,100
Average premium	—	$1,507,569	$881,232

Securities Transactions and Related Income — During the period ended December 31, 2011, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2011

When-Issued and Forward Commitments — The Funds, with the exception of Sterling Capital U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital International Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital National Tax-Free Money Market Fund, and Sterling Capital Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the advisor or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

In April 2011, the FASB issued ASU No. 2011-03: Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

In addition to the requirements of the Code, Sterling Capital International Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2011 gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. Sterling Capital International Fund may accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce Sterling Capital International Fund’s net asset value. As of December 31, 2011, Sterling Capital International Fund has no recorded payable as an estimate for potential future India capital gains taxes.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2011 is set forth below:

	Shares Held at September 30, 2011	Shares Purchased	Shares Sold	Shares Held at December 31, 2011	Value at December 31, 2011
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Class	34,998	566	2,056	33,508	$496,257
Sterling Capital International Fund, Institutional Class	142,553	9,091	9,312	142,332	612,026
Sterling Capital Mid Value Fund, Institutional Class	55,954	—	3,575	52,379	675,689
Sterling Capital Select Equity Fund, Institutional Class	128,131	1,798	7,468	122,461	1,360,540
Sterling Capital Small Value Fund, Institutional Class	14,991	1,246	1,087	15,150	167,405
Sterling Capital Special Opportunities Fund, Institutional Class	19,096	825	1,107	18,814	316,634
Sterling Capital Total Return Bond Fund, Institutional Class	794,738	132,279	—	927,017	10,058,139
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	942,110	34,070,689	34,684,746	328,053	328,053

Total Affiliates	2,132,571	34,216,494	34,709,351	1,639,714	$14,014,743

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Class	107,587	—	9,801	97,786	$1,448,215
Sterling Capital International Fund, Institutional Class	437,910	—	22,838	415,072	1,784,810
Sterling Capital Mid Value Fund, Institutional Class	171,952	—	19,194	152,758	1,970,579
Sterling Capital Select Equity Fund, Institutional Class	393,575	—	36,471	357,104	3,967,429
Sterling Capital Small Value Fund, Institutional Class	46,078	3,623	5,625	44,076	487,037
Sterling Capital Special Opportunities Fund, Institutional Class	58,731	992	4,859	54,864	923,361
Sterling Capital Total Return Bond Fund, Institutional Class	807,670	199,044	—	1,006,714	10,922,846
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2,485,500	127,240,834	127,863,698	1,862,636	1,862,636

Total Affiliates	4,509,003	127,444,493	127,962,486	3,991,010	$23,366,913

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Class	95,459	—	9,421	86,038	$1,274,216
Sterling Capital International Fund, Institutional Class	388,782	—	23,725	365,057	1,569,746
Sterling Capital Mid Value Fund, Institutional Class	152,585	—	18,255	134,330	1,732,853
Sterling Capital Select Equity Fund, Institutional Class	349,341	—	35,179	314,162	3,490,342
Sterling Capital Small Value Fund, Institutional Class	40,928	3,190	5,318	38,800	428,737
Sterling Capital Special Opportunities Fund, Institutional Class	52,132	873	4,739	48,266	812,322
Sterling Capital Total Return Bond Fund, Institutional Class	239,725	108,797	—	348,522	3,781,469
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2,258,108	85,021,108	85,733,529	1,545,687	1,545,687

Total Affiliates	3,577,060	85,133,968	85,830,166	2,880,862	$14,635,372

Sterling Capital Strategic Allocation Equity Fund
Sterling Capital Equity Income Fund, Institutional Class	36,527	—	1,959	34,568	$511,945
Sterling Capital International Fund, Institutional Class	148,467	29,663	4,077	174,053	748,426
Sterling Capital Mid Value Fund, Institutional Class	58,325	—	4,021	54,304	700,518
Sterling Capital Select Equity Fund, Institutional Class	133,506	—	7,262	126,244	1,402,569
Sterling Capital Small Value Fund, Institutional Class	15,669	1,276	1,427	15,518	171,472
Sterling Capital Special Opportunities Fund, Institutional Class	19,903	351	870	19,384	326,228
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	432,478	8,406,031	8,756,689	81,820	81,820

Total Affiliates	844,875	8,437,321	8,776,305	505,891	$3,942,978

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2011

5.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period ended December 31, 2011, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2011, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity Fund	$110,011,194	2017
Sterling Capital Select Equity Fund	10,325,708	2018
Sterling Capital Mid Value Fund	22,741,167	2017
Sterling Capital Mid Value Fund	17,450,982	2018
Sterling Capital Small Value Fund	4,456,431	2016
Sterling Capital Small Value Fund	2,655,981	2017
Sterling Capital International Fund	32,299,715	2017
Sterling Capital International Fund	25,579,528	2018
Sterling Capital Equity Income Fund	33,082,724	2018
Sterling Capital Short-Term Bond Fund	48,188	2012
Sterling Capital Short-Term Bond Fund	2,094,190	2013
Sterling Capital Short-Term Bond Fund	1,246,269	2014
Sterling Capital Short-Term Bond Fund	3,940,976	2015
Sterling Capital Short-Term Bond Fund	160,380	2016
Sterling Capital Short-Term Bond Fund	359,956	2019
Sterling Capital Intermediate U.S. Government Fund	2,827,748	2014
Sterling Capital Intermediate U.S. Government Fund	10,119,332	2016
Sterling Capital Intermediate U.S. Government Fund	37,464	2019
Sterling Capital Prime Money Market Fund	19,807	2019
Sterling Capital Strategic Allocation Conservative Fund	14,165	2017
Sterling Capital Strategic Allocation Conservative Fund	8,974,540	2018
Sterling Capital Strategic Allocation Balanced Fund	508,094	2017
Sterling Capital Strategic Allocation Balanced Fund	9,432,218	2018
Sterling Capital Strategic Allocation Balanced Fund	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	1,235,282	2017
Sterling Capital Strategic Allocation Growth Fund	8,914,876	2018
Sterling Capital Strategic Allocation Growth Fund	4,640,596	2019
Sterling Capital Strategic Allocation Equity Fund	958,260	2017
Sterling Capital Strategic Allocation Equity Fund	8,277,491	2018
Sterling Capital Strategic Allocation Equity Fund	1,129,373	2019

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to several tax rules impacting Regulated Investment Companies (“RICs”). The provisions of the Act will generally be effective for Funds’ taxable year ending September 30, 2012. The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of theAct have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2011

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital or currency losses, which will be treated as arising on the first business day of the current fiscal year:

	Post- October Capital Losses	Post- October Currency Losses
Sterling Capital International Fund	$—	$93,234
Sterling Capital Short-Term Bond Fund	172,717	—
Sterling Capital Intermediate U.S. Government Fund	304,516	—
Sterling Capital Strategic Allocation Growth Fund	245,875	—
Sterling Capital Strategic Allocation Equity Fund	26,760	—

At December 31, 2011, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Select Equity Fund	$178,014,570	$27,604,061	$(6,608,011)	$20,996,050
Sterling Capital Mid Value Fund	308,724,521	56,434,381	(24,568,267)	31,866,114
Sterling Capital Small Value Fund	84,205,734	6,709,820	(12,015,590)	(5,305,770)
Sterling Capital International Fund	61,841,240	5,261,848	(4,940,264)	321,584
Sterling Capital Special Opportunities Fund	582,604,797	93,573,740	(23,495,233)	70,078,507
Sterling Capital Equity Income Fund	733,380,741	126,192,548	(3,114,501)	123,078,047
Sterling Capital Short-Term Bond Fund	56,879,513	459,491	(539,840)	(80,349)
Sterling Capital Intermediate U.S. Government Fund	162,598,394	10,621,089	(91,139)	10,529,950
Sterling Capital Total Return Bond Fund	457,772,499	16,836,740	(3,484,389)	13,352,351
Sterling Capital Kentucky Intermediate Tax-Free Fund	21,235,532	1,688,762	(240)	1,688,522
Sterling Capital Maryland Intermediate Tax-Free Fund	32,752,139	2,360,997	—	2,360,997
Sterling Capital North Carolina Intermediate Tax-Free Fund	207,017,341	14,901,398	(5,904)	14,895,494
Sterling Capital South Carolina Intermediate Tax-Free Fund	53,834,896	3,282,082	(709)	3,281,373
Sterling Capital Virginia Intermediate Tax-Free Fund	114,360,106	8,684,275	(26,782)	8,657,493
Sterling Capital West Virginia Intermediate Tax-Free Fund	102,891,435	6,013,092	(60,135)	5,952,957
Sterling Capital National Tax-Free Money Market Fund	160,112,797	—	—	—
Sterling Capital Prime Money Market Fund	535,569,876	—	—	—
Sterling Capital U.S. Treasury Money Market Fund	162,113,218	—	—	—
Sterling Capital Strategic Allocation Conservative Fund	16,828,513	1,650,284	(679,428)	970,856
Sterling Capital Strategic Allocation Balanced Fund	33,018,227	3,435,818	(2,044,056)	1,391,762
Sterling Capital Strategic Allocation Growth Fund	23,341,883	2,645,409	(1,646,883)	998,526
Sterling Capital Strategic Allocation Equity Fund	7,879,655	873,805	(1,043,767)	(169,962)

Sterling Capital Corporate Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (97.1%)
	Consumer Discretionary (8.7%)
$ 190,000	CBS Corp., 8.875%, 5/15/19	$244,034
510,000	Comcast Corp., 6.500%, 1/15/17	599,850
480,000	DIRECTV Holdings LLC, 6.000%, 8/15/40	523,620
440,000	Home Depot, Inc., 5.875%, 12/16/36	552,148
345,000	Macy’s Retail Holdings, Inc., 5.750%, 7/15/14	366,979
310,000	McDonald’s Corp., MTN, 5.350%, 3/1/18	370,418
455,000	NBCUniversal Media LLC, 5.950%, 4/1/41	534,813
75,000	Nordstrom, Inc., 6.250%, 1/15/18	88,704
355,000	Nordstrom, Inc., 4.000%, 10/15/21	370,064
515,000	Time Warner Cable, Inc., 5.000%, 2/1/20	564,250
350,000	Time Warner, Inc., 6.100%, 7/15/40	410,317
235,000	Viacom, Inc., 6.125%, 10/5/17	271,670
185,000	Walt Disney Co. (The), 1.350%, 8/16/16	185,512
325,000	Walt Disney Co. (The), MTN, Series B, 6.200%, 6/20/14	368,102

		5,450,481

	Consumer Staples (8.6%)
340,000	Altria Group, Inc., 9.950%, 11/10/38	517,134
275,000	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	296,495
214,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	294,049
465,000	Cargill, Inc., 4.307%, 5/14/21(a)	505,438
620,000	Coca-Cola Co. (The), 3.150%, 11/15/20	650,692
330,000	CVS Caremark Corp., 6.125%, 9/15/39	401,571
275,000	J.M. Smucker Co. (The), 3.500%, 10/15/21	281,338
200,000	Kellogg Co., Series B, 7.450%, 4/1/31	272,744
440,000	Kraft Foods, Inc., 5.375%, 2/10/20	507,694
495,000	Lorillard Tobacco Co., 6.875%, 5/1/20	553,132
485,000	Procter & Gamble Co. (The), 1.450%, 8/15/16	490,687
345,000	Wal-Mart Stores, Inc., 2.800%, 4/15/16	368,737
205,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41	264,942

		5,404,653

	Energy (13.0%)
390,000	Apache Corp., 3.625%, 2/1/21	419,737
585,000	Baker Hughes, Inc., 3.200%, 8/15/21(a)	604,442
575,000	BP Capital Markets PLC, 3.200%, 3/11/16	602,613
485,000	Buckeye Partners LP, 4.875%, 2/1/21	510,487
210,000	Canadian Natural Resources, Ltd., 6.500%, 2/15/37	270,386
305,000	Encana Corp., 5.150%, 11/15/41	311,367
545,000	Energy Transfer Partners LP, 9.000%, 4/15/19	648,260
555,000	Enterprise Products Operating LLC, 6.450%, 9/1/40	647,201
280,000	Halliburton Co., 4.500%, 11/15/41	287,195
283,000	Noble Energy, Inc., 4.150%, 12/15/21	292,762
650,000	Occidental Petroleum Corp., 1.750%, 2/15/17	658,353
595,000	Plains All American Pipeline LP, 5.000%, 2/1/21	655,451
300,000	Schlumberger Investment SA, 3.300%, 9/14/21(a)	308,201
480,000	Shell International Finance BV, 6.375%, 12/15/38	660,629
350,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	372,649
260,000	Statoil ASA, 5.100%, 8/17/40	307,776
510,000	Williams Partners LP, 7.250%, 2/1/17	605,032

		8,162,541

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials (36.9%)
$ 205,000	Abbey National Treasury Services PLC, 4.000%, 4/27/16	$183,916
315,000	ACE INA Holdings, Inc., 5.900%, 6/15/19	376,414
395,000	Aflac, Inc., 8.500%, 5/15/19	484,092
580,000	American Express Co., 7.250%, 5/20/14	647,731
270,000	American International Group, Inc., 4.875%, 9/15/16	255,504
540,000	ANZ National International, Ltd., 3.125%, 8/10/15(a)	539,857
451,000	Bank of America Corp., 4.875%, 1/15/13	452,827
325,000	Bank of Nova Scotia, 4.375%, 1/13/21	354,647
250,000	Barclays Bank PLC, 3.900%, 4/7/15	251,068
390,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	499,507
510,000	Citigroup, Inc., 6.010%, 1/15/15	532,800
235,000	Citigroup, Inc., 6.875%, 3/5/38	258,174
465,000	Colonial Realty LP, 6.250%, 6/15/14	483,633
395,000	Credit Suisse AG, 5.400%, 1/14/20	372,550
355,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	381,625
1,215,000	General Electric Capital Corp., 4.375%, 9/21/15	1,307,001
585,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	700,849
535,000	Goldman Sachs Group, Inc. (The), 5.450%, 11/1/12	544,084
660,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33	639,529
510,000	HSBC Finance Corp., 6.676%, 1/15/21	527,542
625,000	ING Bank NV, 2.650%, 1/14/13(a)	623,154
305,000	Jefferies Group, Inc., 8.500%, 7/15/19	309,575
270,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16	272,330
485,000	JPMorgan Chase & Co., 3.700%, 1/20/15	502,850
985,000	JPMorgan Chase & Co., 4.350%, 8/15/21	994,758
490,000	KeyCorp, MTN, 3.750%, 8/13/15	508,113
375,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	345,734
100,000	Merrill Lynch & Co., Inc., 6.750%, 6/1/28	92,677
400,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	394,376
435,000	MetLife, Inc., 6.750%, 6/1/16	501,137
750,000	Morgan Stanley, 5.300%, 3/1/13	759,180
760,000	Morgan Stanley, MTN, 6.625%, 4/1/18	750,457
345,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	496,370
600,000	PNC Bank N.A., BKNT, 4.875%, 9/21/17	636,359
290,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	332,050
245,000	Prudential Financial, Inc., Series MTN, 5.625%, 5/12/41	240,867
265,000	Raymond James Financial, Inc., 4.250%, 4/15/16	270,730
535,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	554,357
370,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	507,899
200,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18	193,183
400,000	SunTrust Banks, Inc., 3.500%, 1/20/17	402,062
375,000	Toronto-Dominion Bank (The), 2.375%, 10/19/16	381,596
750,000	U.S. Bank N.A., 3.778%, 4/29/20(b)	772,321
510,000	Ventas Realty LP, REIT, 4.750%, 6/1/21	492,224
505,000	Wachovia Corp., 5.500%, 8/1/35	492,349

Continued

1

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 495,000	WEA Finance LLC, 4.625%, 5/10/21(a)	$485,840
480,000	Wells Fargo & Co., 3.676%, 6/15/16	501,599
465,000	XLIT, Ltd., 5.750%, 10/1/21	490,750

		23,098,247

	Health Care (7.7%)
320,000	Abbott Laboratories, 5.125%, 4/1/19	371,564
680,000	Cigna Corp., 5.375%, 2/15/42	676,091
485,000	DENTSPLY International, Inc., 2.750%, 8/15/16	489,655
611,000	Gilead Sciences, Inc., 3.050%, 12/1/16	625,349
275,000	Sanofi, 4.000%, 3/29/21	304,683
445,000	Stryker Corp., 2.000%, 9/30/16	455,383
575,000	Teva Pharmaceutical Finance II BV, 3.000%, 6/15/15	598,783
470,000	Thermo Fisher Scientific, Inc., 3.200%, 3/1/16	496,474
268,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	281,788
470,000	WellPoint, Inc., 4.350%, 8/15/20	507,714

		4,807,484

	Industrials (4.5%)
870,000	Burlington Northern Santa Fe LLC, 4.700%, 10/1/19	976,382
100,000	Corrections Corp. of America, 6.250%, 3/15/13	100,000
350,000	Republic Services, Inc., 3.800%, 5/15/18	362,546
245,000	Textron, Inc., 4.625%, 9/21/16	251,103
345,000	Tyco International Finance SA, 4.125%, 10/15/14	367,698
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	479,040
245,000	Waste Management, Inc., 2.600%, 9/1/16	248,681

		2,785,450

	Information Technology (2.8%)
459,000	Intel Corp., 4.800%, 10/1/41	514,405
745,000	International Business Machines Corp., 1.000%, 8/5/13	750,865
405,000	Oracle Corp., 5.375%, 7/15/40	493,402

		1,758,672

	Materials (4.9%)
280,000	Alcoa, Inc., 5.550%, 2/1/17	298,581
155,000	ArcelorMittal, 9.850%, 6/1/19	172,393
300,000	Barrick Gold Corp., 1.750%, 5/30/14	302,958
250,000	Bemis Co., Inc., 4.500%, 10/15/21	264,840
590,000	Dow Chemical Co. (The), 4.250%, 11/15/20	613,269
168,000	Ecolab, Inc., 5.500%, 12/8/41	186,168
250,000	International Paper Co., 7.500%, 8/15/21	308,590
365,000	Rio Tinto Finance USA, Ltd., 5.200%, 11/2/40	418,038
215,000	Sealed Air Corp., 6.875%, 7/15/33(a)	188,125
265,000	Vale Overseas, Ltd., 6.875%, 11/21/36	301,716

		3,054,678

	Telecommunication Services (6.0%)
565,000	America Movil SAB de CV, 5.625%, 11/15/17	649,490
320,000	AT&T, Inc., 5.500%, 2/1/18	370,410
505,000	AT&T, Inc., 3.875%, 8/15/21	534,164
255,000	British Telecommunications PLC, 9.625%, 12/15/30	359,372
465,000	Crown Castle International Corp., 9.000%, 1/15/15	503,944

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services — (continued)
$ 385,000	Telecom Italia Capital SA, 5.250%, 10/1/15	$353,172
375,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	360,563
535,000	Verizon Communications, Inc., 6.350%, 4/1/19	651,901

		3,783,016

	Utilities (4.0%)
285,000	Alabama Power Co., Series 07-D, 4.850%, 12/15/12	296,281
270,000	Columbus Southern Power Co., Series D, 6.600%, 3/1/33	348,408
495,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	630,623
500,000	Georgia Power Co., Series 07-A, 5.650%, 3/1/37	619,636
125,000	PSEG Power LLC, 2.750%, 9/15/16	125,612
395,000	Virginia Electric and Power Co., 5.400%, 4/30/18	471,191

		2,491,751

	Total Corporate Bonds (Cost $60,406,856)	60,796,973

Shares
PREFERRED STOCKS (1.1%)
	Financials (0.8%)
7,200	Citigroup Capital XIII, 7.875%	187,632
12,000	Fifth Third Capital Trust VI, 7.250%	303,840

		491,472

	Telecommunication Services (0.3%)
8,000	Qwest Corp., 7.375%	212,320

	Total Preferred Stocks (Cost $710,872)	703,792

INVESTMENT COMPANY (0.9%)
552,827	Federated Treasury Obligations Fund, Institutional Shares	552,827

	Total Investment Company (Cost $552,827)	552,827

Total Investments — 99.1% (Cost $61,670,555)		62,053,592
Net Other Assets (Liabilities) — 0.9%		537,207

NET ASSETS — 100.0%		$62,590,799

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors.The InvestmentAdvisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the final maturity date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

2

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments December 31, 2011 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (5.1%)
$ 325,000	American Express Credit Account Master Trust, Series 2009-2, Class A, 1.528%, 3/15/17(a)(b)	$334,288
310,000	Bank of America Credit Card Trust, Series 2008-A7, Class A7, 0.978%, 12/15/14(a)(b)	311,055
381,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.338%, 1/15/16(a)(b)	380,287
433,000	Chase Issuance Trust, Series 2008-A6, Class A6, 1.478%, 5/15/15(a)(b)	439,619
330,000	MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2, 0.338%, 6/15/15(a)(b)	329,855

	Total Asset Backed Securities (Cost $1,797,631)	1,795,104

COLLATERALIZED MORTGAGE OBLIGATIONS (5.7%)
355,973	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	347,105
430,973	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	424,308
255,315	Countrywide Home Loans Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	262,091
124,369	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	125,645
546,309	Fannie Mae, Series 2011-111, Class MA, 4.000%, 7/25/38	583,743
287,944	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	285,680

	Total Collateralized Mortgage Obligations (Cost $1,950,046)	2,028,572

COMMERCIAL MORTGAGE-BACKED SECURITIES (15.4%)
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.162%, 11/10/42(a)(b)	326,978
355,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	389,182
149,717	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	153,141
300,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.405%, 12/11/40(a)	330,233
300,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41(b)	322,700
250,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 6/11/50(b)	276,463
380,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48(b)	416,292
350,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	372,230
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39(b)	194,829

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 400,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43(a)(b)	$432,647
300,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.875%, 4/15/45(a)(b)	336,699
345,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49(b)	372,963
300,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.150%, 4/15/30(a)(b)	322,061
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40(b)	326,883
240,000	Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/41(b)	262,065
160,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.466%, 3/12/44(a)(b)	163,698
400,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)(b)	419,728

	Total Commercial Mortgage-Backed Securities (Cost $5,399,502)	5,418,792

MORTGAGE-BACKED SECURITIES (80.0%)
	Fannie Mae(c) (39.0%)
395,757	3.841%, 9/1/20, Pool #FN0010	429,243
103,617	4.000%, 10/1/25, Pool #MA0535	109,313
493,309	3.500%, 2/1/26, Pool #AH6973	516,333
226,254	4.000%, 2/1/26, Pool #AH4828	238,975
318,673	4.000%, 3/1/26, Pool #AH6827	336,589
314,025	5.500%, 2/1/35, Pool #735230	343,083
238,255	5.500%, 12/1/35, Pool #AE0115	261,352
432,312	5.500%, 3/1/37, Pool #256636	471,101
595,515	5.500%, 8/1/37, Pool #995082	650,621
381,335	6.000%, 10/1/37, Pool #943635	420,317
545,072	6.000%, 12/1/37, Pool #960393	600,791
897,157	5.000%, 5/1/38, Pool #933806	969,802
426,962	5.500%, 5/1/38, Pool #889452	465,271
730,872	5.500%, 6/1/38, Pool #984277	796,448
529,526	6.000%, 6/1/38, Pool #889493	583,655
400,597	6.000%, 8/1/38, Pool #964874	441,423
368,872	6.000%, 9/1/38, Pool #190391	406,464
241,669	5.500%, 11/1/38, Pool #930175	263,352
434,270	5.000%, 1/1/39, Pool #995245	469,434
491,361	4.500%, 6/1/39, Pool #AA7681	523,290
516,922	4.500%, 9/1/39, Pool #AC1830	550,512
470,225	5.000%, 12/1/39, Pool #AC8518	508,227
496,673	4.500%, 6/1/40, Pool #AD6432	528,946
479,023	4.500%, 7/1/40, Pool #AB1250	510,150
290,641	4.500%, 9/1/40, Pool #AE0411	311,162
385,987	4.000%, 1/1/41, Pool #AH4732	407,467
501,975	4.000%, 2/1/41, Pool #AH4874	527,950
85,540	4.000%, 2/1/41, Pool #AH6188	90,434
414,401	4.500%, 6/1/41, Pool #AC9298	441,328
532,000	4.500%, 1/15/42(d)	566,081

		13,739,114

	Freddie Mac(c) (25.8%)
359,018	4.000%, 6/1/26, Pool #G18391	377,352
170,543	6.000%, 2/1/37, Pool #G02681	187,897

Continued

3

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued) December 31, 2011 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(c) — (continued)
$483,288	5.500%, 10/1/37, Pool #G03609	$525,064
432,933	6.000%, 11/1/37, Pool #G03940	476,173
474,517	5.000%, 10/1/38, Pool #G04832	510,419
367,736	5.500%, 1/1/39, Pool #G05179	399,524
467,079	5.000%, 2/1/39, Pool #G05253	502,418
394,547	5.500%, 10/1/39, Pool #A89387	428,899
492,122	5.000%, 4/1/40, Pool #A91812	532,278
376,793	5.500%, 4/1/40, Pool #C03467	409,364
437,424	5.500%, 6/1/40, Pool #A92764	474,962
513,610	5.000%, 8/1/40, Pool #C03491	552,389
392,095	4.000%, 11/1/40, Pool #A95085	411,833
529,558	4.000%, 12/1/40, Pool #A95447	558,945
480,774	4.500%, 2/1/41, Pool #G08435	509,626
558,073	5.000%, 4/1/41, Pool #A97944	602,215
512,546	4.500%, 6/1/41, Pool #Q01443	543,306
500,854	4.500%, 6/1/41, Pool #Q01637	530,911
523,150	5.000%, 6/1/41, Pool #Q01226	563,549

		9,097,124

	Ginnie Mae (15.2%)
48,343	5.500%, 11/15/38, Pool #411080	54,302
447,859	5.000%, 12/15/38, Pool #782483	496,665
520,304	4.500%, 6/15/39, Pool #720075	569,684
257,087	4.500%, 10/15/40, Pool #737536	281,487
56,115	4.000%, 12/20/40, Pool #755678	60,273
514,358	4.500%, 3/15/41, Pool #738121	563,174
427,698	4.500%, 3/20/41, Pool #4978	467,380
443,802	5.000%, 4/20/41, Pool #5018	491,261
494,722	4.500%, 5/15/41, Pool #738310	541,675
511,266	4.500%, 6/20/41, Pool #5082	558,702
662,000	5.000%, 1/15/42(d)	733,268
494,000	5.500%, 1/15/42(d)	554,438

		5,372,309

	Total Mortgage-Backed Securities (Cost $27,744,260)	28,208,547

Shares		Fair Value
INVESTMENT COMPANY (3.8%)
1,326,392	Federated Treasury Obligations Fund, Institutional Shares	$1,326,392

	Total Investment Company (Cost $1,326,392)	1,326,392

Total Investments — 110.0% (Cost $38,217,831)		38,777,407
Net Other Assets (Liabilities) — (10.0)%		(3,517,803)

NET ASSETS — 100.0%.		$35,259,604

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2011. The maturity date reflected is the final maturity date.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(d)	Represents securities purchased on a when-issued basis. At December 31, 2011, total cost of investments purchased on a when-issued basis was $1,845,403.

See accompanying notes to the Schedules of Portfolio Investments.

4

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) December 31, 2011

1.	Organization:

Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund (each a “Fund” and collectively the “Funds”) commenced operations on June 30, 2011. The Funds are separate series of the Sterling Capital Funds (the “Trust”), a Massachusetts business trust organized in 1992 and registered under the Investment Company Act of 1940 (“the 1940 Act”) as an open-end investment company. The Funds are authorized to issue an unlimited amount of shares. The Funds offer one class of Shares, Class S Shares. Class S Shares are available to customers of Sterling Capital Management LLC (“Sterling Capital”) or its affiliates. The funds are “diversified” funds, as defined in the 1940 Act.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of December 31, 2011.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2011 there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2011 is as follows:

Investments in Securities	Level 1– Quoted Prices(a)	Level 2– Other Significant Observable Inputs(b)	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Corporate Fund	$ 552,827	$61,500,765	$—	$62,053,592
Sterling Capital Securitized Opportunities Fund	1,326,392	37,451,015	—	38,777,407

(a) Represents investment companies. (b) Industries or security types are disclosed in the Schedules of Portfolio Investments.

There were no significant transfers between Level 1 and Level 2 during the period ended December 31, 2011.

5

Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2011

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. In addition,ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. Finally, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Securities Transactions and Related Income — During the period ended December 31, 2011, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

In April 2011, the FASB issued ASU No. 2011-03: Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period ended December 31, 2011, the Funds did not incur any interest or penalties.

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Sterling Capital Funds
Notes to Schedules of Portfolio Investments (Unaudited) — (continued) December 31, 2011

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2011, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Gross Unrealized Appreciation	Tax Gross Unrealized Depreciation	Net Tax Gross Unrealized Appreciation
Sterling Capital Corporate Fund	$61,670,555	$982,094	$(599,057)	$383,037
Sterling Capital Securitized Opportunities Fund	38,217,831	575,040	(15,464)	559,576

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to several tax rules impacting Regulated Investment Companies (“RICs”). The provisions of the Act are generally effective for the Funds taxable year ending September 30, 2011 as these Funds commenced operations subsequent to December 22, 2010. The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Sterling Capital Funds

By (Signature and Title)             /s/ E.G. Purcell III

E.G. Purcell III, President

(principal executive officer)

Date     2/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             /s/ E.G. Purcell III

E.G. Purcell III, President

(principal executive officer)

Date     2/23/12

By (Signature and Title)             /s/ James T. Gillespie

James T. Gillespie, Treasurer

(principal financial officer)

Date     2/23/12